                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8104

                               CONSTELLATION FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                               Constellation Funds
                                 P.O. Box 219520
                           Kansas City, MO 64105-9520
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-242-5742

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CLOVER LARGE CAP VALUE FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (99.3%)

CONSUMER DISCRETIONARY (7.2%)
  Black & Decker                                              725   $        64
  Clear Channel Communications                              2,000            67
  Eastman Kodak                                             1,700            55
  Federated Department Stores                                 800            46
  Harrah's Entertainment                                      700            47
  Kmart Holding*                                              475            47
  Sherwin-Williams                                          1,350            60
  VF                                                        1,125            62
                                                                    -----------
                                                                            448
                                                                    -----------
CONSUMER STAPLES (6.2%)
  Albertson's                                               1,370            33
  Altria Group                                              2,100           128
  Coca-Cola Enterprises                                     2,100            44
  Costco Wholesale                                            875            42
  CVS                                                         355            16
  Kellogg                                                     975            43
  Kimberly-Clark                                              300            20
  McCormick                                                 1,150            44
  Procter & Gamble                                            210            12
                                                                    -----------
                                                                            382
                                                                    -----------
ENERGY (10.9%)
  ChevronTexaco                                             1,750            92
  Devon Energy                                              1,500            58
  El Paso*                                                  4,000            42
  Exxon Mobil                                               6,620           339
  Occidental Petroleum                                        750            44
  Sunoco                                                      550            45
  Valero Energy                                             1,325            60
                                                                    -----------
                                                                            680
                                                                    -----------
FINANCIALS (30.4%)
  Allstate                                                    745            39
  AMBAC Financial Group                                       550            45
  American International Group                              1,470            97
  Bank of America                                           5,220           245
  CIT Group                                                 1,050            48
  Citigroup                                                 6,345           306
  Countrywide Financial                                     1,550            57
  Fannie Mae                                                  650            46
  Fidelity National Financial                               1,100            50
  Freddie Mac                                                 600            44
  Golden West Financial                                       750            46
  Goldman Sachs Group                                         265            28
  Host Marriott*                                            3,850            67
  M&T Bank                                                    425            46
  Metlife                                                   2,130            86
  National City                                             1,050            39
  Old Republic International                                1,650            42
  PNC Financial Services Group                                625            36
  Principal Financial Group                                 1,150            47
  Providian Financial*                                      2,700            45
  Regions Financial                                         1,900            68
  Safeco                                                      875            46
  US Bancorp                                                2,855            89
  Wachovia                                                  1,830            96
  Wells Fargo                                               1,085            67
  Zions Bancorporation                                        900            61
                                                                    -----------
                                                                          1,886
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------
HEALTH CARE (7.1%)
  Aetna                                                       375            47
  Becton Dickinson                                            800            45
  Cardinal Health                                             975            57
  Cigna                                                       600            49
  Hospira*                                                  1,350            45
  Laboratory Corp of America Holdings*                      1,325            66
  Quest Diagnostics                                           475            45
  UnitedHealth Group                                          950            84
                                                                    -----------
                                                                            438
                                                                    -----------
INDUSTRIALS (12.7%)
  Boeing                                                    1,100            57
  FedEx                                                       650            64
  General Dynamics                                            550            58
  General Electric                                          9,000           328
  Lockheed Martin                                             750            42
  Masco                                                     1,200            44
  Raytheon                                                  1,525            59
  Textron                                                     875            65
  W.W. Grainger                                             1,085            72
                                                                    -----------
                                                                            789
                                                                    -----------
INFORMATION TECHNOLOGY (5.6%)
  Computer Sciences*                                        1,310            74
  Fiserv*                                                   1,150            46
  International Business Machines                             950            94
  Microsoft                                                 3,450            92
  Sun Microsystems*                                         8,100            43
                                                                    -----------
                                                                            349
                                                                    -----------
MATERIALS (5.8%)
  Ball                                                      1,450            64
  E.I. du Pont de Nemours                                   1,390            68
  Georgia-Pacific                                           1,650            62
  Neenah Paper*                                                 9            --
  Nucor                                                       800            42
  Phelps Dodge                                                650            64
  Weyerhaeuser                                                900            61
                                                                    -----------
                                                                            361
                                                                    -----------
TELECOMMUNICATION SERVICES (4.5%)
  AT&T                                                      1,600            30
  CenturyTel                                                1,200            43
  SBC Communications                                        3,490            90
  Verizon Communications                                    2,930           119
                                                                    -----------
                                                                            282
                                                                    -----------
UTILITIES (8.9%)
  AES*                                                      4,950            68
  American Electric Power                                   1,250            43
  Dominion Resources                                          625            42
  DTE Energy                                                  950            41
  Duke Energy                                                 930            24
  Edison International                                      1,950            62
  FirstEnergy                                                 975            39
  KeySpan                                                     785            31
  PG&E*                                                     1,800            60
  PPL                                                         850            45
  Sempra Energy                                             1,450            53
  TXU                                                         650            42
                                                                    -----------
                                                                            550
                                                                    -----------
Total Common Stock
  (Cost $5,637)                                                           6,165
                                                                    -----------

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CLOVER LARGE CAP VALUE FUND

                                                        Shares      Value (000)
                                                      -----------   -----------

RIGHTS (0.0%)
  Seagate (A)*                                                425   $        --
                                                                    -----------
Total Rights
  (Cost $-)
                                                                    -----------

CASH EQUIVALENT (0.7%)
  BlackRock TempCash Fund, Institutional Shares            41,181            41
                                                                    -----------
Total Cash Equivalent
  (Cost $41)                                                                 41
                                                                    -----------

Total Investments (100.0%)
  (Cost $5,678)                                                           6,206
                                                                    -----------

Total Other Assets and Liabilities, Net (0.0%)                                2
                                                                    -----------

Net Assets (100.0%)                                                 $     6,208
                                                                    ===========

* Non-income producing security.

(A) This security was issued for possible settlement of pending litigation and does not have an expiration date.

Amounts designated as "-" are either $0 or have been rounded to $0.

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $5,681 and the unrealized appreciation and depreciation were (000) $625 and $(100), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CLOVER CORE VALUE FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (98.9%)

CONSUMER DISCRETIONARY (9.6%)
  Brunswick                                                12,800   $       634
  Clear Channel Communications                             29,300           981
  Furniture Brands International                           30,500           764
  Interpublic Group*                                       78,000         1,045
  Jones Apparel Group                                      50,000         1,829
  RadioShack                                               17,000           559
  Reebok International                                     14,000           616
                                                                    -----------
                                                                          6,428
                                                                    -----------
CONSUMER STAPLES (6.1%)
  ConAgra Foods                                            44,000         1,296
  Constellation Brands, Cl A*                              19,500           907
  CVS                                                      41,500         1,870
                                                                    -----------
                                                                          4,073
                                                                    -----------
ENERGY (5.3%)
  Denbury Resources*                                       41,800         1,147
  Noble Energy                                             10,700           660
  Reliant Energy*                                          41,400           565
  Valero Energy                                            26,600         1,208
                                                                    -----------
                                                                          3,580
                                                                    -----------
FINANCIALS (29.5%)
  ACE                                                      17,000           727
  Aflac                                                    15,200           606
  Capital One Financial                                    12,700         1,069
  Citigroup                                                20,000           964
  Countrywide Financial                                    39,600         1,466
  E*Trade Financial*                                       54,000           807
  Freddie Mac                                              15,500         1,142
  Goldman Sachs Group                                       7,000           728
  Hibernia, Cl A                                           46,000         1,357
  iStar Financial                                          15,700           711
  Marshall & Ilsley                                        15,000           663
  MBNA                                                     23,200           654
  Merrill Lynch                                            15,300           914
  North Fork Bancorporation                                22,050           636
  Platinum Underwriters Holdings                           20,500           638
  Prudential Financial                                     26,000         1,429
  Radian Group                                             22,500         1,198
  Safeco                                                   31,200         1,630
  St. Paul Travelers                                       22,800           845
  Webster Financial                                        17,500           886
  Willis Group Holdings                                    18,500           762
                                                                    -----------
                                                                         19,832
                                                                    -----------
HEALTH CARE (11.0%)
  Aetna                                                     7,000           873
  Cigna                                                    10,800           881
  Express Scripts*                                          8,300           635
  Sanofi-Aventis ADR                                       29,000         1,161
  Thermo Electron*                                         20,100           607
  Triad Hospitals*                                         23,300           867
  WellChoice*                                              18,900         1,009
  WellPoint*                                               12,100         1,392
                                                                    -----------
                                                                          7,425
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------

INDUSTRIALS (9.7%)
  CSX                                                      22,000   $       882
  Dun & Bradstreet*                                        14,500           865
  Lafarge ADR                                              21,500           519
  Quebecor World                                           23,400           504
  Republic Services                                        37,500         1,258
  SPX                                                      15,000           601
  United Stationers*                                       12,500           577
  Yellow Roadway*                                          23,500         1,309
                                                                    -----------
                                                                          6,515
                                                                    -----------
INFORMATION TECHNOLOGY (9.8%)
  BISYS Group*                                             42,400           697
  Digital Insight*                                         18,425           339
  eFunds*                                                  60,000         1,441
  Fairchild Semiconductor International*                   54,800           891
  Ingram Micro, Cl A*                                      89,200         1,855
  LSI Logic*                                              130,400           715
  Solectron*                                              122,400           652
                                                                    -----------
                                                                          6,590
                                                                    -----------
MATERIALS (4.9%)
  Akzo Nobel ADR                                           15,800           671
  Pactiv*                                                  45,000         1,138
  Sappi ADR                                                42,600           618
  Syngenta ADR                                             41,800           892
                                                                    -----------
                                                                          3,319
                                                                    -----------
UTILITIES (13.0%)
  AES*                                                     39,000           533
  Ameren                                                   16,000           802
  CMS Energy*                                             130,000         1,359
  KeySpan                                                  14,000           552
  NiSource                                                 54,500         1,242
  Public Service Enterprise Group                          17,700           916
  Puget Energy                                             26,000           642
  SCANA                                                    38,000         1,497
  Xcel Energy                                              65,000         1,183
                                                                    -----------
                                                                          8,726
                                                                    -----------
Total Common Stock
  (Cost $51,384)                                                         66,488
                                                                    -----------

CASH EQUIVALENT (1.0%)
  BlackRock TempCash Fund, Institutional Shares           701,715           702
                                                                    -----------
Total Cash Equivalent
  (Cost $702)                                                               702
                                                                    -----------

Total Investments (99.9%)
  (Cost $52,086)                                                         67,190
                                                                    -----------

Total Other Assets and Liabilities, Net (0.1%)                               35
                                                                    -----------

Net Assets (100.0%)                                                 $    67,225
                                                                    ===========

* Non-income producing security.
ADR -- American Depositary Receipt
Cl -- Class

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $52,086 and the unrealized appreciation and depreciation were (000) $15,465 and $(361), respectively.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CLOVER CORE VALUE FUND

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CLOVER SMALL CAP VALUE FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (99.2%)

CONSUMER DISCRETIONARY (16.2%)
  Blue Nile (A)*                                           73,500   $     2,030
  Charming Shoppes (A)*                                   534,400         5,007
  Cooper Tire & Rubber (A)                                151,250         3,259
  Cumulus Media, Cl A*                                    389,600         5,875
  Dollar Thrifty Automotive Group (A)*                    167,700         5,065
  Electronics Boutique Holdings (A)*                      113,800         4,887
  Entravision Communications, Cl A*                       562,400         4,696
  Hearst-Argyle Television (A)                             80,000         2,110
  HOT Topic (A)*                                          200,700         3,450
  La-Z-Boy (A)                                            186,000         2,859
  Leapfrog Enterprises (A)*                               274,200         3,729
  Men's Wearhouse (A)*                                    200,650         6,413
  Nautilus Group (A)                                      145,400         3,514
  Navigant International (A)*                             169,800         2,067
  O'Charleys (A)*                                         237,900         4,651
  Payless Shoesource (A)*                                 219,300         2,697
  Playtex Products (A)*                                   536,600         4,287
  Reebok International (A)                                117,500         5,170
  Scholastic (A)*                                         159,000         5,877
  Sharper Image (A)*                                      199,000         3,751
  ShopKo Stores (A)*                                      161,500         3,017
  Sports Authority (A)*                                   107,700         2,773
  Steiner Leisure*                                        129,200         3,861
  Too (A)*                                                171,100         4,185
                                                                    -----------
                                                                         95,230
                                                                    -----------
CONSUMER STAPLES (2.5%)
  Chiquita Brands International (A)*                      147,500         3,254
  Natures Sunshine Products (A)                           147,900         3,011
  NBTY*                                                   137,800         3,308
  Rayovac*                                                163,700         5,003
                                                                    -----------
                                                                         14,576
                                                                    -----------
ENERGY (4.9%)
  Cabot Oil & Gas (A)                                     115,350         5,104
  Encore Acquisition*                                     146,900         5,129
  Grey Wolf*                                              519,900         2,740
  Key Energy Services*                                    469,250         5,537
  Magnum Hunter Resources (A)*                            203,800         2,629
  Reliant Energy (A)*                                     559,500         7,637
                                                                    -----------
                                                                         28,776
                                                                    -----------
FINANCIALS (28.9%)
  Advanta, Cl B (A)                                       118,900         2,886
  American Financial Realty Trust (A)                     305,400         4,941
  AmeriCredit (A)*                                        148,900         3,641
  Astoria Financial (A)                                   109,600         4,381
  BankAtlantic Bancorp, Cl A                              308,800         6,145
  Bankunited Financial, Cl A (A)*                         175,200         5,598
  Boston Private Financial Holdings (A)                    59,775         1,684
  Colonial BancGroup                                      235,900         5,008
  FelCor Lodging Trust (A)*                               828,200        12,133
  FPIC Insurance Group (A)*                                87,600         3,099
  HCC Insurance Holdings (A)                               87,450         2,896
  Home Properties (A)                                     114,600         4,928
  HRPT Properties Trust (A)                               355,150         4,557
  Hudson United Bancorp (A)                                76,100         2,997
  Instinet Group (A)*                                     901,500         5,436
  Knight Trading Group, Cl A*                             300,000         3,285
  LTC Properties (A)                                      240,850         4,795
  Meristar Hospitality (A)*                               355,200         2,966
  Mills (A)                                                39,900         2,544
  Ohio Casualty (A)*                                      214,800         4,986
  PFF Bancorp (A)                                          58,725         2,721
  Phoenix (A)                                             118,600         1,483
  Platinum Underwriters Holdings (A)                      223,700         6,957
  Providian Financial (A)*                                424,200         6,987
  Quanta Capital Holdings*                                243,300         2,243
  Raymond James Financial                                 116,975         3,624
  Saxon Capital*                                          127,300         3,054
  Scottish Re Group (A)                                   295,100         7,643
  Sky Financial Group                                     175,200         5,023
  South Financial Group (A)                               223,100         7,257
  Sterling Financial*                                     123,770         4,859
  Strategic Hotel Capital (A)*                            239,900         3,958
  Susquehanna Bancshares                                   38,175           952
  SWS Group (A)                                           137,500         3,014
  Triad Guaranty*                                          55,200         3,338
  US Restaurant Properties (A)                            242,850         4,386
  W.P. Stewart (A)                                        154,400         3,653
  Waddell & Reed Financial, Cl A (A)                      198,700         4,747
  Webster Financial (A)                                   111,700         5,656
                                                                    -----------
                                                                        170,461
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------
HEALTH CARE (6.1%)
  Andrx (A)*                                               95,500   $     2,085
  Community Health Systems*                               114,600         3,195
  Dendrite International (A)*                             164,600         3,193
  Hooper Holmes (A)                                     1,077,600         6,379
  Kindred Healthcare (A)*                                 102,400         3,067
  Orthofix International*                                  81,000         3,198
  QLT*                                                    143,000         2,300
  Triad Hospitals (A)*                                    142,000         5,284
  Viasys Healthcare (A)*                                  169,700         3,224
  Wright Medical Group (A)*                               139,100         3,964
                                                                    -----------
                                                                         35,889
                                                                    -----------
INDUSTRIALS (15.9%)
  AGCO (A)*                                               333,475         7,300
  Alderwoods Group*                                       271,100         3,085
  Career Education (A)*                                    91,100         3,644
  Celadon Group*                                          190,125         4,230
  CNF                                                      65,200         3,266
  First Consulting Group*                                 358,900         2,193
  Flowserve (A)*                                          120,300         3,313
  GrafTech International (A)*                             174,850         1,654
  Lennox International (A)                                204,800         4,168
  Magnetek (A)*                                           425,800         2,938
  MAIR Holdings*                                          331,300         3,048
  Mesa Air Group*                                         597,300         4,742
  Milacron (A)*                                         1,043,569         3,538
  Molecular Devices (A)*                                   57,950         1,165
  NCO Group (A)*                                          109,100         2,820
  NS Group (A)*                                           192,700         5,357
  On Assignment*                                          452,700         2,349
  Overnite (A)                                             83,750         3,119
  Reliance Steel & Aluminum (A)                            44,600         1,738
  Stewart & Stevenson Services                            408,400         8,262
  Terex*                                                  101,000         4,813
  Tredegar                                                232,000         4,689
  United Rentals (A)*                                     249,000         4,706
  Wolverine Tube (A)*                                     212,850         2,748
  Yellow Roadway (A)*                                      89,100         4,964
                                                                    -----------
                                                                         93,849
                                                                    -----------

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CLOVER SMALL CAP VALUE FUND
                                                        Shares      Value (000)
                                                      -----------   -----------
INFORMATION TECHNOLOGY (10.5%)
  Activision*                                             160,300   $     3,235
  Acxiom (A)                                              200,100         5,263
  BISYS Group (A)*                                        228,000         3,751
  Carreker (A)*                                           287,500         2,473
  Checkpoint Systems (A)*                                 176,200         3,180
  Ciber (A)*                                              447,700         4,316
  Coherent (A)*                                            86,100         2,621
  Cymer (A)*                                               90,100         2,662
  Earthlink (A)*                                          214,000         2,465
  eFunds*                                                 107,300         2,576
  ESS Technology (A)*                                     215,400         1,531
  Exar (A)*                                               244,500         3,469
  Integrated Silicon Solutions (A)*                       290,000         2,378
  IXYS*                                                   280,300         2,893
  LSI Logic*                                              499,400         2,737
  Packeteer (A)*                                          294,700         4,258
  Pegasus Solutions (A)*                                  278,500         3,509
  S1 (A)*                                                 112,550         1,020
  THQ (A)*                                                140,700         3,228
  Tier Technologies, Cl B (A)*                            265,101         2,452
  Zoran (A)*                                              183,100         2,120
                                                                    -----------
                                                                         62,137
                                                                    -----------
MATERIALS (7.5%)
  AK Steel Holding (A)*                                   516,900         7,480
  Arch Chemicals (A)                                       76,000         2,187
  Buckeye Technologies*                                   321,550         4,183
  Caraustar Industries (A)*                               233,150         3,922
  Chesapeake (A)                                          110,900         3,012
  Crown Holdings*                                         213,400         2,932
  Georgia Gulf                                             44,825         2,232
  Owens-Illinois*                                         322,900         7,314
  Packaging Corp of America (A)                           184,500         4,345
  RPM International (A)                                   184,100         3,619
  Wausau-Mosinee Paper (A)                                174,950         3,125
                                                                    -----------
                                                                         44,351
                                                                    -----------
TELECOMMUNICATION SERVICES (1.7%)
  Nice Systems ADR*                                       183,000         5,726
  Remec*                                                  397,100         2,863
  Yak Communications (A)*                                 218,675         1,688
                                                                    -----------
                                                                         10,277
                                                                    -----------
UTILITIES (5.0%)
  Alliant Energy (A)                                       78,600         2,248
  Avista                                                  215,000         3,799
  CMS Energy (A)*                                         913,800         9,549
  El Paso Electric (A)*                                   183,400         3,474
  Northeast Utilities (A)                                 144,200         2,718
  SEMCO Energy                                            357,250         1,908
  Southern Union*                                         240,000         5,755
                                                                    -----------
                                                                         29,451
                                                                    -----------
Total Common Stock
  (Cost $464,178)                                                       584,997
                                                                    -----------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (42.2%)

                                                        Shares      Value (000)
                                                      -----------   -----------
  Boston Global Investment Trust--
  Quality Portfolio                                   248,785,400   $   248,785
                                                                    -----------
Total Short-Term Investment Held as
 Collateral for Loaned Securities
  (Cost $248,785)                                                       248,785
                                                                    -----------
CASH EQUIVALENT (0.7%)
  BlackRock TempCash Fund,
  Institutional Shares                                  4,351,614         4,352
                                                                    -----------
Total Cash Equivalent
  (Cost $4,352)                                                           4,352
                                                                    -----------
Total Investments (142.1%)
  (Cost $717,315)                                                       838,134
                                                                    -----------
Total Other Assets and Liabilities,
 Net (-42.1%)                                                          (248,439)
                                                                    -----------

Net Assets (100.0%)                                                 $   589,695
                                                                    ===========
* Non-income producing security
(A) The security or a portion of this security is on loan at December 31, 2004. The total value of securities on loan at December 31, 2004 was $237,757,434. ADR-- American Depositary Receipt
Cl-- Class

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $717,377 and the unrealized appreciation and depreciation were (000) $132,055 and $(11,298), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CLOVER CORE FIXED INCOME FUND

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
CORPORATE BONDS (43.3%)

CONSUMER STAPLES (9.3%)
    Conagra Foods
      7.875%, 09/15/10                                $       700   $       822
    Dial
      7.000%, 08/15/06                                        750           792
    Sysco
      7.250%, 04/15/07                                        405           437
      7.160%, 04/15/27                                        500           609
                                                                    -----------
                                                                          2,660
                                                                    -----------
ENERGY (3.8%)
    Pioneer Natural Resource
      7.200%, 01/15/28                                        450           515
    XTO Energy
      7.500%, 04/15/12                                        475           556
                                                                    -----------
                                                                          1,071
                                                                    -----------
FINANCIALS (8.2%)
    First Data
      4.700%, 11/01/06                                      1,000         1,023
    Marsh & McClennan
      7.125%, 06/15/09                                        600           651
    Prudential Financial, MTN, Ser B
      5.100%, 09/20/14                                        650           653
                                                                    -----------
                                                                          2,327
                                                                    -----------
INDUSTRIALS (6.3%)
    Roadway
      8.250%, 12/01/08                                        925         1,040
    Thermo Electron
      7.625%, 10/30/08                                        665           742
                                                                    -----------
                                                                          1,782
                                                                    -----------
UTILITIES (15.7%)
    Air Products & Chemicals, MTN, Ser E
      7.340%, 06/15/26                                        250           292
    Carolina Power & Light
      5.125%, 09/15/13                                        685           701
    Emerson Electric
      7.125%, 08/15/10                                        750           859
    Kinder Morgan Energy
      5.125%, 11/15/14                                        500           499
    Natural Fuel Gas, MTN, Ser D
      6.303%, 05/27/08                                      1,000         1,070
    Scana
      5.810%, 10/23/08                                      1,000         1,054
                                                                    -----------
                                                                          4,475
                                                                    -----------
Total Corporate Bonds
  (Cost $11,758)                                                         12,315
                                                                    -----------

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (40.4%)
    FHLMC Pool #C01844
      4.500%, 04/01/34                                $       682   $       659
    FHLMC, Ser 2882, Cl OI IO
      5.000%, 02/15/30                                      1,147           192
    FHLMC, Ser 2882, Cl YI IO
      5.000%, 03/15/24                                      4,847           592
    FNMA CMO/REMIC Ser 1994-17, Cl H
      6.000%, 02/25/09                                        309           319
    FNMA Pool #254759
      4.500%, 06/01/18                                      1,599         1,598
    FNMA Pool #255111
      5.500%, 03/01/34                                        967           982
    FNMA Pool #369214
      5.000%, 04/01/09                                         79            80
    FNMA Pool #535301
      6.500%, 04/01/15                                        112           119
    FNMA Pool #689022
      5.000%, 05/01/33                                      1,075         1,069
    FNMA Pool #694431
      5.000%, 03/01/18                                        681           693
    FNMA Pool #738783
      7.000%, 02/01/25                                        976         1,040
    GNMA CMO/REMIC Ser 2004-59, Cl DA
      5.000%, 06/16/34                                        275           279
    GNMA Pool #13125
      8.000%, 10/15/06                                          3             3
    GNMA Pool #187899
      8.000%, 05/15/17                                          6             6
    GNMA Pool #196477
      10.000%, 04/15/10                                        23            26
    GNMA Pool #202886
      8.000%, 03/15/17                                         26            29
    GNMA Pool #221235
      8.500%, 07/15/17                                         17            19
    GNMA Pool #331786
      8.000%, 08/15/22                                         27            29
    GNMA Pool #376400
      6.500%, 02/15/24                                        138           146
    GNMA Pool #439478
      7.000%, 01/15/27                                        119           127
    GNMA Pool #457921
      5.500%, 12/15/28                                        193           198
    GNMA Pool #462622
      6.500%, 03/15/28                                        206           218
    GNMA Pool #533974
      6.500%, 05/15/32                                        116           122
    GNMA Pool #553328
      4.500%, 07/15/18                                        720           724
    GNMA Pool #570400
      6.500%, 09/15/31                                        258           272
    GNMA Pool #604616
      4.500%, 09/15/18                                        822           827
    GNMA Pool #781029
      6.500%, 05/15/29                                         75            79
    GNMA Pool #781096
      6.500%, 12/15/28                                        350           369
    GNMA Pool #781231
      7.000%, 12/15/30                                        170           181
    GNMA Pool #781276
      6.500%, 04/15/31                                        274           289
    GNMA Pool #781328
      7.000%, 09/15/31                                        177           189
                                                                    -----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $11,412)                                                         11,475
                                                                    -----------

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CLOVER CORE FIXED INCOME FUND

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
U.S. TREASURY OBLIGATIONS (8.1%)

U.S. TREASURY BONDS (8.1%)
       7.500%, 11/15/16                               $       500   $       639
       6.375%, 08/15/27                                       325           390
       6.250%, 08/15/23                                       400           468
       5.500%, 08/15/28                                       750           812
                                                                    -----------
                                                                          2,309
                                                                    -----------
Total U.S. Treasury Obligations
  (Cost $2,166)                                                           2,309
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (4.4%)
    FHLB
       3.500%, 05/15/07                                       500           502
    FHLB, Ser HL06
       3.000%, 11/15/06                                       750           747
                                                                    -----------
Total U.S. Government Agency Obligations
  (Cost $1,248)                                                           1,249
                                                                    -----------

CONVERTIBLE BONDS (2.7%)
    Bisys Group, CV to 29.9458 Shares
       4.000%, 03/15/06                                       650           646
    Quebecor World, CV to 30.5880 Shares
       6.000%, 10/01/07                                       128           131
                                                                    -----------
                                                                            777
                                                                    -----------
Total Convertible Bonds
  (Cost $771)                                                               777
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------
CASH EQUIVALENT (0.3%)
  BlackRock TempCash Fund, Institutional Shares            89,438            89
                                                                    -----------
Total Cash Equivalent
  (Cost $89)                                                                 89
                                                                    -----------

Total Investments (99.2%)
  (Cost $27,444)                                                         28,214
                                                                    -----------

Total Other Assets and Liabilities, Net (0.8%)                              215
                                                                    -----------

Net Assets (100.0%)                                                 $    28,429
                                                                    ===========
Cl -- Class
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $27,444 and the unrealized appreciation and depreciation were (000) $862 and $(92), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED INCOME FUND

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (80.2%)
    FHLMC CMO/REMIC Ser 1106, Cl E
      7.500%, 07/15/06                                $         2   $         2
    FHLMC CMO/REMIC Ser 1377, Cl F (A)
      2.938%, 09/15/07                                        278           278
    FHLMC CMO/REMIC Ser 1544, Cl L (A)
      3.120%, 07/15/08                                        173           173
    FHLMC CMO/REMIC Ser 161, Cl F
      9.500%, 06/15/06                                          2             2
    FHLMC CMO/REMIC Ser 1832, Cl E
      6.500%, 07/15/10                                      1,309         1,316
    FHLMC CMO/REMIC Ser 2118, Cl QD
      6.500%, 10/15/27                                        531           532
    FHLMC CMO/REMIC Ser 2303, Cl TD
      6.500%, 05/15/30                                        834           835
    FHLMC CMO/REMIC Ser 2416, Cl PN
      6.000%, 11/15/28                                      4,085         4,123
    FHLMC CMO/REMIC Ser 2440, Cl OG
      6.500%, 12/15/30                                      3,936         3,996
    FHLMC CMO/REMIC Ser 2463, Cl PE
      6.000%, 03/15/28                                      7,528         7,609
    FHLMC CMO/REMIC Ser 2483, Cl DC
      5.500%, 07/15/14                                      2,148         2,163
    FHLMC CMO/REMIC Ser 2520, Cl BD
      5.250%, 10/15/31                                      2,122         2,155
    FHLMC CMO/REMIC Ser 2527, Cl LT
      3.870%, 12/15/28                                      3,420         3,421
    FHLMC CMO/REMIC Ser 2527, Cl LU
      3.790%, 12/15/28                                      5,191         5,192
    FHLMC CMO/REMIC Ser 2537, Cl LA
      4.250%, 05/15/30                                      3,147         3,155
    FHLMC CMO/REMIC Ser 2543, Cl TA
      4.500%, 02/15/18                                        804           804
    FHLMC CMO/REMIC Ser 2545, Cl HA
      5.000%, 04/15/18                                         41            41
    FHLMC CMO/REMIC Ser 2571, Cl FN (A)
      3.053%, 08/15/32                                     11,754        11,910
    FHLMC CMO/REMIC Ser 2575, Cl LM
      4.500%, 05/15/32                                      2,821         2,842
    FHLMC CMO/REMIC Ser 2586, Cl WA
      4.000%, 12/15/32                                      4,780         4,780
    FHLMC CMO/REMIC Ser 2586, Cl XG
      4.000%, 12/15/32                                      8,525         8,356
    FHLMC CMO/REMIC Ser 2590, Cl UL
      3.750%, 03/15/32                                      3,141         3,132
    FHLMC CMO/REMIC Ser 2594, Cl YA
      4.000%, 04/15/23                                      3,481         3,480
    FHLMC CMO/REMIC Ser 2615, Cl FC (A)
      3.780%, 05/15/33                                      2,008         2,005
    FHLMC CMO/REMIC Ser 2628, Cl F (A)
      2.800%, 06/15/32                                      4,524         4,537
    FHLMC CMO/REMIC Ser 2641, Cl FB (A)
      3.680%, 07/15/33                                      5,000         4,992
    FHLMC CMO/REMIC Ser 2649, Cl PJ
      3.500%, 06/15/33                                      3,491         3,438
    FHLMC CMO/REMIC Ser 2650, Cl FX (A)
      2.803%, 12/15/32                                      9,124         9,152
    FHLMC CMO/REMIC Ser 2720, Cl FA (A)
      2.803%, 01/15/29                                      3,380         3,388
    FHLMC CMO/REMIC Ser 2750, Cl FG (A)
      2.803%, 02/15/34                                      5,858         5,889
    FHLMC CMO/REMIC Ser 2752, Cl FM (A)
      2.753%, 12/15/30                                      4,403         4,409
    FHLMC CMO/REMIC Ser 2752, Cl FP (A)
      3.803%, 02/15/34                                      4,400         4,399
    FHLMC CMO/REMIC Ser 2764, Cl FB (A)
      2.753%, 03/15/31                                      4,606         4,610
    FHLMC CMO/REMIC Ser 2767, Cl FC (A)
      3.903%, 07/15/32                                      2,574         2,586
    FHLMC CMO/REMIC Ser 2770, Cl FH (A)
      2.803%, 03/15/34                                      4,843         4,876
    FHLMC CMO/REMIC Ser 2778, Cl FV (A)
      3.003%, 03/15/34                                      3,656         3,686
    FHLMC CMO/REMIC Ser 2799, Cl F (A)
      3.003%, 05/15/34                                      6,250         6,276
    FHLMC CMO/REMIC Ser 2822, Cl FD (A)
      3.003%, 03/15/33                                      2,031         2,034
    FHLMC CMO/REMIC Ser 2822, Cl FP (A)
      3.003%, 11/15/32                                      4,984         5,003
    FHLMC CMO/REMIC Ser 2827, Cl FW (A)
      3.203%, 07/15/34                                     14,203        14,256
    FHLMC CMO/REMIC Ser 2876, Cl FH (A)
      2.953%, 10/15/34                                      4,935         4,893
    FHLMC CMO/REMIC Ser 2878, Cl FD (A)
      3.003%, 10/15/34                                      8,981         8,995
    FHLMC CMO/REMIC Ser 2886, Cl BF (A)
      2.903%, 11/15/34                                      2,967         2,962

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED INCOME FUND

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
    FHLMC CMO/REMIC Ser 2892, Cl KF (A)
      3.053%, 11/15/34                                $     7,956   $     7,982
    FHLMC CMO/REMIC Ser 2894, Cl FB (A)
      3.003%, 11/15/34                                      9,969         9,849
    FHLMC Pool #184967
      7.750%, 08/01/08                                         42            44
    FHLMC Pool #B15413
      8.000%, 03/01/11                                      1,162         1,234
    FHLMC Pool #E64944
      7.000%, 07/01/11                                        356           377
    FHLMC Pool #G10665
      7.000%, 03/01/12                                      2,842         3,012
    FHLMC Pool #M90686
      5.500%, 12/01/06                                        367           375
    FNMA CMO/REMIC Ser 2001-4, Cl PB
      7.000%, 04/25/20                                      3,155         3,183
    FNMA CMO/REMIC Ser 2001-50, Cl LD
      6.500%, 05/25/30                                        826           829
    FNMA CMO/REMIC Ser 2002-67, Cl AM
      5.000%, 11/25/15                                      3,788         3,851
    FNMA CMO/REMIC Ser 2002-81, Cl F (A)
      2.918%, 04/25/32                                     15,000        15,154
    FNMA CMO/REMIC Ser 2002-82, Cl FP (A)
      2.918%, 02/25/32                                      5,000         5,052
    FNMA CMO/REMIC Ser 2002-83, Cl MA
      4.500%, 03/25/09                                        592           592
    FNMA CMO/REMIC Ser 2002-87, Cl FB (A)
      2.928%, 10/25/31                                      2,000         2,021
    FNMA CMO/REMIC Ser 2002-9, Cl PB
      6.000%, 11/25/14                                        255           256
    FNMA CMO/REMIC Ser 2003-119, Cl PU
      4.000%, 11/25/33                                      4,146         4,121
    FNMA CMO/REMIC Ser 2003-33, Cl AM
      4.250%, 05/25/33                                      1,838         1,849
    FNMA CMO/REMIC Ser 2003-33, Cl AU
      4.000%, 03/25/33                                      2,920         2,838
    FNMA CMO/REMIC Ser 2003-34, Cl AD
      4.000%, 01/25/32                                      2,408         2,408
    FNMA CMO/REMIC Ser 2003-34, Cl FX (A)
      3.580%, 05/25/33                                      3,037         3,048
    FNMA CMO/REMIC Ser 2003-46, Cl PA
      4.000%, 06/25/10                                      3,958         3,959
    FNMA CMO/REMIC Ser 2003-61, Cl FK (A)
      3.918%, 08/25/33                                     11,945        12,074
    FNMA CMO/REMIC Ser 2003-69, Cl NF (A)
      3.780%, 07/25/33                                      3,844         3,898
    FNMA CMO/REMIC Ser 2003-76, Cl FB (A)
      2.868%, 08/25/33                                      4,142         4,158
    FNMA CMO/REMIC Ser 2003-81, Cl FE (A)
      2.918%, 09/25/33                                      7,057         7,080
    FNMA CMO/REMIC Ser 2003-89, Cl FE (A)
      3.880%, 09/25/33                                        624           623
    FNMA CMO/REMIC Ser 2004-29, Cl HF (A)
      3.868%, 07/25/33                                      2,789         2,802
    FNMA CMO/REMIC Ser 2004-96, Cl LF (A)
      3.418%, 12/25/34                                      4,962         4,966
    FNMA Pool #190054
      7.000%, 10/01/13                                        581           617
    FNMA Pool #253472
      7.500%, 09/01/10                                        405           432
    FNMA Pool #535635
      8.500%, 06/01/12                                      1,036         1,090
    FNMA Pool #545304
      7.500%, 11/01/31                                      4,864         5,212
    FNMA Pool #704214
      7.500%, 12/01/27                                      2,266         2,443
    GNMA ARM Pool #8103 (A)
      4.000%, 02/20/16                                         76            77
    GNMA ARM Pool #8287 (A)
      4.625%, 11/20/17                                         84            84
    GNMA ARM Pool #8297 (A)
      4.625%, 12/20/17                                        131           134
    GNMA ARM Pool #8321 (A)
      4.000%, 02/20/18                                        307           306
    GNMA ARM Pool #8333 (A)
      4.000%, 03/20/18                                        209           213
    GNMA ARM Pool #8345 (A)
      4.000%, 04/20/18                                        121           120
    GNMA ARM Pool #8366 (A)
      3.375%, 06/20/18                                        126           127
    GNMA ARM Pool #8404 (A)
      3.750%, 09/20/18                                          8             8
    GNMA ARM Pool #8405 (A)
      4.000%, 09/20/18                                         68            69
    GNMA ARM Pool #8462 (A)
      3.375%, 02/20/19                                         13            14
    GNMA ARM Pool #8489 (A)
      4.000%, 04/20/19                                        117           117
    GNMA CMO/REMIC Ser 2003-34, Cl PM
      4.000%, 04/20/33                                      9,415         9,337
    GNMA Pool #781140
      7.000%, 10/15/14                                      5,345         5,696
                                                                    -----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $304,924)                                                       306,414
                                                                    -----------

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.6%)
    FHLB (A)
      4.750%, 09/29/14                                $     3,000   $     2,897
      2.410%, 06/08/06                                      1,750         1,750
    FHLB (B)
      2.125%, 01/27/06                                      9,750         9,741
    FHLB, Ser AA05 (A)
      4.300%, 11/03/14                                      8,000         7,860
    FNMA (A)
      2.610%, 02/24/06                                      2,950         2,949
                                                                    -----------
Total U.S. Government Agency Obligations
  (Cost $25,450)                                                         25,197
                                                                    -----------

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED INCOME FUND

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------

REPURCHASE AGREEMENT (13.1%)
PNC Capital Markets 1.970%, dated 12/31/04, to be
  repurchased on 01/03/05, repurchase price
  $49,931,196 (collateralized by U.S. Government
  obligation, 4.375%, 07/30/09, par value
  $48,528,000, total market value $49,923,180)(C)     $    49,923   $    49,923
                                                                    -----------
Total Repurchase Agreement
  (Cost $49,923)                                                         49,923
                                                                    -----------

                                                        Shares      Value(0000)
                                                      -----------  ------------
CASH EQUIVALENT (0.0%)
  BlackRock FedFund, Institutional Shares                     230            --
                                                                    -----------
Total Cash Equivalent
  (Cost $-)                                                                  --
                                                                    -----------

Total Investments (99.9%)
  (Cost $380,297)                                                       381,534
                                                                    -----------

Total Other Assets and Liabilities, Net (0.1%)                              472
                                                                    -----------

Net Assets (100.0%)                                                 $   382,006
                                                                    ===========

(A) Variable rate security - the rate reflected on the Schedule of Investments is the rate in effect on December 31, 2004.
(B) Delayed Interest (Step Bonds) -- The interest rate disclosed represents the effective yield at time of purchase.
(C) Tri-Party Repurchase Agreement
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
Amounts designated as "-" are either $0 or have been rounded to $0.

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $380,297 and the unrealized appreciation and depreciation were (000) $1,835 and $(598), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME FUND

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (74.2%)
    FHLMC CMO/REMIC Ser 1093, Cl F
      7.500%, 06/15/06                                $        22   $        22
    FHLMC CMO/REMIC Ser 1538, Cl J
      6.500%, 06/15/08                                        160           167
    FHLMC CMO/REMIC Ser 161, Cl F
      9.500%, 06/15/06                                         44            45
    FHLMC CMO/REMIC Ser 2416, Cl PN
      6.000%, 11/15/28                                      4,085         4,123
    FHLMC CMO/REMIC Ser 2509, Cl EA
      4.000%, 12/15/12                                      1,363         1,364
    FHLMC CMO/REMIC Ser 2510, Cl TA
      4.000%, 06/15/32                                      1,620         1,596
    FHLMC CMO/REMIC Ser 2515, Cl ED
      5.000%, 03/15/17                                      3,957         4,029
    FHLMC CMO/REMIC Ser 2537, Cl LA
      4.250%, 05/15/30                                      3,116         3,123
    FHLMC CMO/REMIC Ser 2541, Cl MC
      6.000%, 01/15/29                                      3,461         3,521
    FHLMC CMO/REMIC Ser 2543, Cl YJ
      4.500%, 03/15/32                                      2,882         2,868
    FHLMC CMO/REMIC Ser 2552, Cl NH
      4.500%, 04/15/21                                      1,143         1,146
    FHLMC CMO/REMIC Ser 2566, Cl LM
      4.500%, 04/15/32                                      2,039         2,032
    FHLMC CMO/REMIC Ser 2575, Cl QP
      4.500%, 11/15/31                                      2,704         2,708
    FHLMC CMO/REMIC Ser 2581, Cl PW
      3.000%, 04/15/16                                      2,590         2,586
    FHLMC CMO/REMIC Ser 2583, Cl ND
      4.250%, 12/15/10                                      1,430         1,434
    FHLMC CMO/REMIC Ser 2586, Cl XG
      4.000%, 12/15/32                                      2,131         2,089
    FHLMC CMO/REMIC Ser 2590, Cl QY
      3.750%, 04/15/28                                      1,802         1,792
    FHLMC CMO/REMIC Ser 2590, Cl UL
      3.750%, 03/15/32                                      3,946         3,936
    FHLMC CMO/REMIC Ser 2596, Cl QE
      4.000%, 03/15/33                                      2,545         2,481
    FHLMC CMO/REMIC Ser 2649, Cl PJ
      3.500%, 06/15/33                                      2,096         2,065
    FHLMC CMO/REMIC Ser 2744, Cl TA
      5.500%, 03/15/26                                      3,843         3,945
    FHLMC Pool #C46122
      7.000%, 01/01/26                                      1,267         1,351
    FHLMC Pool #C66916
      7.000%, 05/01/32                                        348           369
    FHLMC Pool #D94598
      6.500%, 04/01/21                                        365           385

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------

    FHLMC Pool #E97227
      7.000%, 09/01/14                                $       695   $       737
    FHLMC Pool #G10288
      6.000%, 09/01/09                                         70            73
    FHLMC Pool #G10446
      6.500%, 02/01/11                                        105           111
    FHLMC Pool #G30085
      7.500%, 10/01/17                                        399           429
    FHLMC Pool #M90771
      5.000%, 12/01/07                                      1,184         1,210
    FNMA CMO/REMIC Ser 1991-133, Cl Z
      8.000%, 09/25/06                                        131           134
    FNMA CMO/REMIC Ser 1991-72, Cl G
      8.000%, 07/25/06                                         19            19
    FNMA CMO/REMIC Ser 1994-27, Cl PJ
      6.500%, 06/25/23                                        572           582
    FNMA CMO/REMIC Ser 1997-81, Cl PC
      5.000%, 04/18/27                                        317           318
    FNMA CMO/REMIC Ser 1999-15, Cl PC
      6.000%, 09/25/18                                         78            80
    FNMA CMO/REMIC Ser 2002-60, Cl F1 (A)
      2.818%, 06/25/32                                      1,245         1,247
    FNMA CMO/REMIC Ser 2002-71, Cl AP
      5.000%, 11/25/32                                      2,331         2,358
    FNMA CMO/REMIC Ser 2002-72, Cl A
      5.000%, 10/25/15                                        939           945
    FNMA CMO/REMIC Ser 2003-119, Cl PU
      4.000%, 11/25/33                                      1,777         1,766
    FNMA CMO/REMIC Ser 2003-30, Cl MB
      4.000%, 06/25/27                                      3,000         2,986
    FNMA CMO/REMIC Ser 2003-34, Cl GJ
      4.000%, 02/25/33                                      6,271         6,231
    FNMA CMO/REMIC Ser 2003-42, Cl CA
      4.000%, 05/25/33                                      1,995         1,970
    FNMA CMO/REMIC Ser 2003-7, Cl PA
      4.500%, 03/25/20                                      1,404         1,408
    FNMA Pool #190054
      7.000%, 10/01/13                                      1,117         1,186
    FNMA Pool #250477
      6.000%, 01/01/11                                         54            57
    FNMA Pool #303096
      7.500%, 12/01/09                                        152           160
    FNMA Pool #313429
      7.000%, 03/01/12                                        426           452
    FNMA Pool #323441
      7.000%, 12/01/13                                        764           810
    FNMA Pool #323493
      7.500%, 12/01/28                                      3,056         3,281
    FNMA Pool #323832
      7.500%, 07/01/29                                        448           481

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME FUND

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
    FNMA Pool #334593
      7.000%, 05/01/24                                $        27   $        29
    FNMA Pool #404993
      7.500%, 11/01/27                                      1,700         1,824
    FNMA Pool #535560
      7.000%, 08/01/14                                      6,709         7,113
    FNMA Pool #545304
      7.500%, 11/01/31                                      5,187         5,558
    FNMA Pool #546474
      7.000%, 01/01/15                                      1,265         1,341
    FNMA Pool #555973
      7.500%, 12/01/14                                      2,312         2,455
    FNMA Pool #6222
      9.000%, 04/01/16                                         58            63
    FNMA Pool #647567
      6.000%, 06/01/17                                        848           889
    FNMA Pool #665773
      7.500%, 06/01/31                                      1,013         1,088
    FNMA Pool #704214
      7.500%, 12/01/27                                      1,283         1,383
    FNMA Pool #725284
      7.000%, 11/01/18                                      3,272         3,469
    FNMA Pool #794717
      7.500%, 06/01/31                                      4,877         5,234
    FNMA Pool #8245
      8.000%, 12/01/08                                         88            93
    GNMA ARM Pool #8426 (A)
      4.625%, 11/20/18                                         49            50
    GNMA CMO/REMIC Ser 2002-13, Cl A
      6.000%, 10/16/30                                        572           575
    GNMA CMO/REMIC Ser 2002-72, Cl AB
      4.500%, 10/20/32                                      2,455         2,414
    GNMA Pool #2707
      5.500%, 01/20/14                                         19            20
    GNMA Pool #2802
      5.500%, 07/20/14                                         20            21
    GNMA Pool #2843
      5.500%, 11/20/14                                        255           265
    GNMA Pool #2999
      7.500%, 11/20/30                                      2,772         2,966
    GNMA Pool #344233
      8.000%, 02/15/23                                        198           216
    GNMA Pool #345123
      8.000%, 12/15/23                                        328           359
    GNMA Pool #351122
      6.500%, 07/15/08                                         65            68
    GNMA Pool #357343
      6.500%, 10/15/08                                         31            32
    GNMA Pool #462486
      6.500%, 01/15/13                                         76            81
    GNMA Pool #569337
      6.500%, 04/15/22                                        116           123
    GNMA Pool #578189
      6.000%, 02/15/32                                         80            84
    GNMA Pool #68224
      8.000%, 06/15/12                                        123           133
    GNMA Pool #780322
      8.000%, 11/15/22                                        211           231
    GNMA Pool #780327
      8.000%, 11/15/17                                        107           117
    GNMA Pool #780604
      7.000%, 07/15/12                                      1,343         1,431
    GNMA Pool #781140
      7.000%, 10/15/14                                      2,742         2,922
    GNMA Pool #814
      8.000%, 08/20/17                                        252           275
                                                                    -----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $120,715)                                                       121,130
                                                                    -----------

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (8.8%)
    FHLB (A)
      6.000%, 04/26/19                                $       500   $       495
      4.750%, 09/29/14                                      4,000         3,862
    FHLB, Ser AA05 (A)
      4.300%, 11/03/14                                      2,000         1,965
    FHLMC
      2.400%, 03/29/07                                      4,125         4,045
    FNMA
      2.625%, 01/19/07                                      2,000         1,975
    FNMA (A)
      2.610%, 02/24/06                                      2,000         2,000
                                                                    -----------
Total U.S. Government Agency Obligations
  (Cost $14,617)                                                         14,342
                                                                    -----------
CORPORATE BONDS (3.9%)

FINANCIALS (1.7%)
    International Lease Financing
      5.625%, 06/01/07                                      2,650         2,769
                                                                    -----------
UTILITIES (2.2%)
    National Rural Utilities
      6.000%, 05/15/06                                      3,500         3,625
                                                                    -----------
Total Corporate Bonds
  (Cost $6,472)                                                           6,394
                                                                    -----------
ASSET-BACKED SECURITIES (2.0%)
    Discover Card Master Trust I, Ser 2000-9 Cl A
      6.350%, 07/15/08                                        150           155
    Morgan Stanley Capital I, Ser 1998-XL1  Cl A2
      6.450%, 06/03/30                                      2,865         2,899
    PECO Energy Transition Trust, Ser 1999-A, Cl A6
      6.050%, 03/01/09                                        125           130
                                                                    -----------
Total Asset-Backed Securities
  (Cost $3,155)                                                           3,184
                                                                    -----------
REPURCHASE AGREEMENT (11.0%)
PNC Capital Markets 1.970%, dated 12/31/04, to be
  repurchased 01/03/05, repurchase price
  $17,893,937 (collateralized by U.S. Government
  obligation, 4.375%, 07/30/09, par value
  $17,392,000, total market value $17,892,020)(B)          17,891        17,891
                                                                    -----------
Total Repurchase Agreement
  (Cost $17,891)                                                         17,891
                                                                    -----------

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
CASH EQUIVALENT (0.0%)
  BlackRock TempCash Fund, Institutional Shares               156   $        --
                                                                    -----------
Total Cash Equivalent
  (Cost $-)                                                                  --
                                                                    -----------
Total Investments (99.9%)
  (Cost $162,850)                                                      162,941
                                                                    -----------
Total Other Assets and Liabilities, Net (0.1%)                              208
                                                                    -----------
Net Assets (100.0%)                                                 $   163,149
                                                                    ===========

(A) Variable rate security - the rate reflected on the Schedule of Investments is the rate in effect on December 31, 2004.
(B) Tri-Party Repurchase Agreement
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
Amounts designated at "-" are either $0 or have been rounded to $0.

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $162,850 and the unrealized appreciation and depreciation were (000) $777 and $(686), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CHARTWELL HIGH YIELD FUND

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
CORPORATE BONDS (85.8%)

CONSUMER DISCRETIONARY (16.5%)
    Albritton Communications
      7.750%, 12/15/12                                $         5   $         5
    Amscan Holdings
      8.750%, 05/01/14                                         20            20
    Cooper Standard Auto (A)
      8.375%, 12/15/14                                         10            10
    Denny's (A)
      10.000%, 10/01/12                                         5             5
    Friendly Ice Cream
      8.375%, 06/15/12                                         20            20
    H&E Equipment
      11.125%, 06/15/12                                        10            11
    HLI Operating
      10.500%, 06/15/10                                        29            31
    Jean Countu Group (A)
      8.500%, 08/01/14                                         20            21
    K&F Acquisition (A)
      7.750%, 11/15/14                                          5             5
    LCE Aquisition (A)
      9.000%, 08/01/14                                         15            16
    Norcraft
      9.000%, 11/01/11                                         45            49
    Propex Fabrics (A)
      10.000%, 12/01/12                                        20            21
    Sonic Automotive, Ser B
      8.625%, 08/15/13                                          5             5
    Tenneco Automotive (A)
      8.625%, 11/15/14                                         25            26
    Time Warner
      9.750%, 07/15/08                                         35            35
    Town Sports International
      9.625%, 04/15/11                                         10            11
    United Rentals
      7.750%, 11/15/13                                         20            20
    Universal City Florida (A)
      8.375%, 05/01/10                                          5             5
    W.H. Holdings
      9.500%, 04/01/11                                         10            11
                                                                    -----------
                                                                            327
                                                                    -----------
CONSUMER STAPLES (6.5%)
    American Seafood Group
      10.125%, 04/15/10                                        10            11
    Chiquita Brands (A)
      7.500%, 11/01/14                                         25            25
    Stater Brothers Holdings
      8.125%, 06/15/12                                         10            10
    United Agri Products (A)(B)
      8.250%, 12/15/11                                         77            83
                                                                    -----------
                                                                            129
                                                                    -----------
ENERGY (1.0%)
    Belden & Blake (A)
      8.750%, 07/15/12                                         20            20
                                                                    -----------
FINANCIALS (8.8%)
    BCP Caylux Holdings (A)
      9.625%, 06/15/14                                         15            17
    E*Trade Financial (A)
      8.000%, 06/15/11                                          5             5
    LaBranche
      11.000%, 05/15/12                                       140           151
                                                                    -----------
                                                                            173
                                                                    -----------
HEALTH CARE (0.8%)
    Iasis Healthcare
      8.750%, 06/15/15                                         15            16
                                                                    -----------

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
INDUSTRIALS (32.2%)
    Aearo
      8.250%, 04/15/12                                $        20   $        21
    Ainsworth Lumber (A)
      7.250%, 10/01/12                                         10            10
    Allied Security (A)
      11.375%, 07/15/11                                         5             5
    Allied Waste North America, Ser B
        8.500%, 12/01/08                                        5             5
    Buhrmann US
      8.250%, 07/01/14                                         15            15
    CE Generation
      7.416%, 12/15/18                                         97           105
    Coinmach
      9.000%, 02/01/10                                        112           117
    Gencorp
      9.500%, 08/15/13                                         20            22
    Geo Group
      8.250%, 07/15/13                                        125           134
    IMCO Recycling
      10.375%, 10/15/10                                       100           114
    Ply Gem Industries
      9.000%, 02/15/12                                         10            10
    Rayovac
      8.500%, 10/01/13                                         10            11
    Sensus Metering
      8.625%, 12/15/13                                          5             5
    Ship Finance International
      8.500%, 12/15/13                                         25            26
    Williams Scotsman
      9.875%, 06/01/07                                         35            35
                                                                    -----------
                                                                            635
                                                                    -----------
MATERIALS (16.6%)
    Autocam
      10.875%, 06/15/14                                        70            69
    California Steel
      6.125%, 03/15/14                                         30            30
    Euromax International
      8.500%, 08/15/11                                        100           107
    Kraton Polymers (A)
      8.125%, 01/15/14                                         25            26
    Nalco
      8.875%, 11/15/13                                         20            22
    Ryerson Tull (A)
      8.250%, 12/15/11                                         20            20
    Solo Cup
      8.500%, 02/15/14                                         30            31
    Wolverine Tube
      10.500%, 04/01/09                                        20            22
                                                                    -----------
                                                                            327
                                                                    -----------

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION CHARTWELL HIGH YIELD FUND

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
TELECOMMUNICATION SERVICES (3.4%)
    Centennial Cellular
      10.125%, 06/15/13                               $         5   $         6
    Ubiquitel Operating (A)
      9.875%, 03/01/11                                         40            45
    Western Wireless
      9.250%, 07/15/13                                         15            16
                                                                    -----------
                                                                             67
                                                                    -----------
Total Corporate Bonds
  (Cost $1,661)                                                           1,694
                                                                    -----------
REPURCHASE AGREEMENT (15.2%)

PNC Capital Markets 1.970%,
  dated 12/31/04, to be
  repurchased on 01/03/05,
  repurchase price $299,049
  (collateralized by U.S.
  Government ogbigation,
  4.375%, 07/30/09, par value
  $291,000, total market value
  $299,366)(C)                                                299           299
                                                                    -----------
Total Repurchase Agreement
  (Cost $299)                                                               299
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------
CASH EQUIVALENT (0.1%)
  BlackRock TempCash Fund,
  Institutional Shares                                      1,186             1
                                                                    -----------
Total Cash Equivalent
  (Cost $1)                                                                   1
                                                                    -----------
Total Investments (101.1%)
  (Cost $1,961)                                                           1,994
                                                                    -----------
Total Other Assets and
  Liabilities, Net (-1.1%)                                                  (21)
                                                                    -----------
Net Assets (100.0%)                                                 $     1,973
                                                                    ===========

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Security is considered liquid.
(B) Delayed Interest (Step Bonds)-- The interest rate disclosed represents the effective yield at time of purchase.
(C) Tri-Party Repurchase Agreement
Ser-- Series

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $1,961 and the unrealized appreciation and depreciation were (000) $41 and $(8), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION HLAM LARGE CAP VALUE FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (92.8%)

CONSUMER DISCRETIONARY (25.3%)
  Comcast, Cl A*                                            2,015   $        67
  Gannett                                                     425            35
  Home Depot                                                2,100            90
  Mattel                                                    2,545            49
  Nike, Cl B                                                  390            35
  Omnicom Group                                               650            55
  TJX                                                       1,950            49
  Walt Disney                                               2,005            56
                                                                    -----------
                                                                            436
                                                                    -----------
CONSUMER STAPLES (9.2%)
  CVS                                                       1,185            54
  Gillette                                                    880            39
  PepsiCo                                                   1,265            66
                                                                    -----------
                                                                            159
                                                                    -----------
FINANCIALS (30.2%)
  American International Group                                950            62
  Berkshire Hathaway, Cl B*                                    39           114
  Cincinnati Financial                                      2,390           106
  Freddie Mac                                                 790            58
  Synovus Financial                                         1,955            56
  US Bancorp                                                2,085            65
  Washington Mutual                                         1,365            58
                                                                    -----------
                                                                            519
                                                                    -----------
HEALTH CARE (17.4%)
  Allergan                                                    360            29
  Cardinal Health                                             685            40
  Johnson & Johnson                                         1,150            73
  Pfizer                                                    1,740            47
  Waters*                                                   1,505            70
  Wyeth                                                       960            41
                                                                    -----------
                                                                            300
                                                                    -----------
INDUSTRIALS (2.7%)
  Tyco International                                        1,290            46
                                                                    -----------
INFORMATION TECHNOLOGY (8.0%)
  Automatic Data Processing                                 1,690            75
  First Data                                                1,460            62
                                                                    -----------
                                                                            137
                                                                    -----------
Total Common Stock
  (Cost $1,489)                                                           1,597
                                                                    -----------

CASH EQUIVALENTS (7.3%)
  Blackrock TempCash Fund, Institutional Shares            81,528            82
  BlackRock TempFund, Institutional Shares                 44,162            44
                                                                    -----------
Total Cash Equivalents
  (Cost $126)                                                               126
                                                                    -----------
Total Investments (100.1%)
  (Cost $1,615)                                                           1,723
                                                                    -----------

Total Other Assets and Liabilities, Net (-0.1%)                              (2)
                                                                    -----------

Net Assets (100.0%)                                                 $     1,721
                                                                    ===========

* Non-income producing security.
Cl -- Class

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $1,615 and the unrealized appreciation and depreciation were (000) $128 and $(20), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION PITCAIRN DIVERSIFIED VALUE FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (99.2%)

CONSUMER DISCRETIONARY (13.8%)
  Fortune Brands                                           28,415   $     2,193
  Harrah's Entertainment                                   43,000         2,876
  Home Depot                                               85,880         3,671
  Kohl's*                                                  36,100         1,775
  Lear                                                     29,175         1,780
  Pulte Homes                                              25,580         1,632
  Tribune                                                  40,345         1,700
  Viacom, Cl B                                             51,605         1,878
  Walt Disney                                             184,800         5,137
                                                                    -----------
                                                                         22,642
                                                                    -----------
CONSUMER STAPLES (4.6%)
  Altria Group                                             79,380         4,850
  PepsiCo                                                  51,645         2,696
                                                                    -----------
                                                                          7,546
                                                                    -----------
ENERGY (10.9%)
  ChevronTexaco                                            95,060         4,992
  Exxon Mobil                                             193,200         9,903
  Spinnaker Exploration*                                   88,050         3,088
                                                                    -----------
                                                                         17,983
                                                                    -----------
FINANCIALS (36.2%)
  American International Group                             45,960         3,018
  Bear Stearns                                             43,480         4,449
  Boston Properties                                        20,325         1,314
  Capital Automotive REIT                                  89,540         3,181
  Capital One Financial                                    44,590         3,755
  Citigroup                                               171,710         8,273
  Everest Re Group                                         27,415         2,455
  Fifth Third Bancorp                                      70,510         3,334
  MBNA                                                    190,555         5,372
  North Fork Bancorporation                               146,160         4,217
  Radian Group                                             36,540         1,945
  State Street                                             68,300         3,355
  TCF Financial                                            84,600         2,719
  Torchmark                                                54,390         3,108
  Washington Mutual                                        49,205         2,080
  Wells Fargo                                             114,580         7,121
                                                                    -----------
                                                                         59,696
                                                                    -----------
HEALTH CARE (2.8%)
  Pfizer                                                   88,430         2,378
  UnitedHealth Group                                       25,640         2,257
                                                                    -----------
                                                                          4,635
                                                                    -----------
INDUSTRIALS (10.0%)
  3M                                                       24,965         2,049
  Avery Dennison                                           33,770         2,025
  General Dynamics                                         22,140         2,316
  Norfolk Southern                                         68,670         2,485
  Rockwell Automation                                     100,315         4,970
  United Technologies                                      24,670         2,550
                                                                    -----------
                                                                         16,395
                                                                    -----------
INFORMATION TECHNOLOGY (6.8%)
  Alliance Data Systems*                                   40,195         1,908
  Dell*                                                    42,500         1,791
  Flextronics International*                              131,255         1,814
  Hewlett-Packard                                          61,215         1,284
  Microsoft                                               103,925         2,776
  Texas Instruments                                        66,020         1,625
                                                                    -----------
                                                                         11,198
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------
MATERIALS (2.6%)
  E.I. du Pont de Nemours                                  57,615   $     2,826
  International Paper                                      35,010         1,471
                                                                    -----------
                                                                          4,297
                                                                    -----------
TELECOMMUNICATION SERVICES (5.6%)
  Alltel                                                   25,980         1,527
  CenturyTel                                               98,560         3,496
  Sprint*                                                 170,910         4,247
                                                                    -----------
                                                                          9,270
                                                                    -----------
UTILITIES (5.9%)
  Dominion Resources                                       36,460         2,470
  Entergy                                                  55,930         3,780
  FPL Group                                                45,780         3,422
                                                                    -----------
                                                                          9,672
                                                                    -----------
Total Common Stock
  (Cost $132,948)                                                       163,334
                                                                    -----------

EXCHANGE TRADED FUND (0.9%)
  iShares Russell 1000 Value Index Fund*                   23,315         1,547
                                                                    -----------
Total Exchange Traded Fund
  (Cost $1,400)                                                           1,547
                                                                    -----------

CASH EQUIVALENT (0.2%)
  PNC Bank Money Market Fund                              344,746           345
                                                                    -----------
Total Cash Equivalent
  (Cost $345)                                                               345
                                                                    -----------

Total Investments (100.3%)
  (Cost $134,693)                                                       165,226
                                                                    -----------

Total Other Assets and Liabilities, Net (-0.3%)                            (486)
                                                                    -----------

Net Assets (100.0%)                                                 $   164,740
                                                                    ===========

* Non-income producing security.
Cl -- Class
REIT -- Real Estate Investment Trust

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $134,695 and the unrealized appreciation and depreciation were (000) $32,227 and $(1,696), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION PITCAIRN SELECT VALUE FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (99.3%)

CONSUMER DISCRETIONARY (9.1%)
  Lowe's                                                   32,150   $     1,852
  Walt Disney                                             150,180         4,175
                                                                    -----------
                                                                          6,027
                                                                    -----------
CONSUMER STAPLES (8.6%)
  Altria Group                                             50,245         3,070
  PepsiCo                                                  20,150         1,052
  Wal-Mart Stores                                          30,500         1,611
                                                                    -----------
                                                                          5,733
                                                                    -----------
ENERGY (11.4%)
  ChevronTexaco                                            59,430         3,121
  Devon Energy                                             64,180         2,498
  Spinnaker Exploration*                                   55,325         1,940
                                                                    -----------
                                                                          7,559
                                                                    -----------
FINANCIALS (35.2%)
  Capital One Financial                                    39,675         3,341
  Citigroup                                                69,240         3,336
  Everest Re Group                                         20,360         1,823
  Fifth Third Bancorp                                      61,675         2,916
  MBNA                                                    138,240         3,897
  North Fork Bancorporation                               122,145         3,524
  Radian Group                                             49,830         2,653
  Wells Fargo                                              31,305         1,946
                                                                    -----------
                                                                         23,436
                                                                    -----------
HEALTH CARE (6.8%)
  Pfizer                                                   72,800         1,957
  Wilson Greatbatch Technologies*                         115,915         2,599
                                                                    -----------
                                                                          4,556
                                                                    -----------
INDUSTRIALS (4.8%)
  Avery Dennison                                           31,620         1,896
  Yellow Roadway*                                          23,785         1,325
                                                                    -----------
                                                                          3,221
                                                                    -----------
INFORMATION TECHNOLOGY (10.4%)
  Alliance Data Systems*                                   38,545         1,830
  Applied Materials*                                       78,620         1,344
  Flextronics International*                               95,540         1,320
  Hewlett-Packard                                         117,045         2,455
                                                                    -----------
                                                                          6,949
                                                                    -----------
MATERIALS (1.9%)
  International Paper                                      29,965         1,259
                                                                    -----------
TELECOMMUNICATION SERVICES (5.3%)
  Sprint*                                                 143,085         3,556
                                                                    -----------
UTILITIES (5.8%)
  Dominion Resources                                       26,120         1,769
  FPL Group                                                27,705         2,071
                                                                    -----------
                                                                          3,840
                                                                    -----------
Total Common Stock
  (Cost $55,613)                                                         66,136
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------

EXCHANGE TRADED FUND (0.5%)
  iShares Russell 1000 Value Index Fund*                    5,020   $       333
                                                                    -----------
Total Exchange Traded Fund
  (Cost $296)                                                               333
                                                                    -----------

CASH EQUIVALENT (0.3%)
  PNC Bank Money Market Fund                              217,455           217
                                                                    -----------
Total Cash Equivalent
  (Cost $217)                                                               217
                                                                    -----------

Total Investments (100.1%)
  (Cost $56,126)                                                         66,686
                                                                    -----------

Total Other Assets and Liabilities, Net (-0.1%)                             (34)
                                                                    -----------

Net Assets (100.0%)                                                 $    66,652
                                                                    ===========

* Non-income producing security.

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $56,126 and the unrealized appreciation and depreciation were (000) $11,038 and $(478), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION PITCAIRN DIVERSIFIED GROWTH FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (98.6%)

CONSUMER DISCRETIONARY (18.7%)
  Aeropostale*                                             43,860   $     1,291
  Best Buy                                                 28,520         1,694
  Dollar Tree Stores*                                      43,952         1,260
  eBay*                                                    22,822         2,654
  Fortune Brands                                           28,970         2,236
  Harrah's Entertainment                                   24,545         1,642
  Home Depot                                               71,705         3,065
  Kohl's*                                                  22,605         1,111
  Regis                                                    18,860           870
  Standard-Pacific                                         17,695         1,135
  Starbucks*                                               30,511         1,903
  Tribune                                                  20,000           843
  Walt Disney                                              74,635         2,075
                                                                    -----------
                                                                         21,779
                                                                    -----------
CONSUMER STAPLES (10.5%)
  Altria Group                                             32,540         1,988
  Anheuser-Busch                                           19,447           987
  PepsiCo                                                  64,845         3,385
  Procter & Gamble                                         56,330         3,103
  Wal-Mart Stores                                          53,512         2,826
                                                                    -----------
                                                                         12,289
                                                                    -----------
ENERGY (1.6%)
  Halliburton                                              48,430         1,901
                                                                    -----------
FINANCIALS (9.7%)
  American International Group                             37,600         2,469
  Bear Stearns                                             11,850         1,212
  Capital One Financial                                    26,320         2,217
  Everest Re Group                                         10,285           921
  Fifth Third Bancorp                                      25,695         1,215
  MBNA                                                    114,201         3,219
                                                                    -----------
                                                                         11,253
                                                                    -----------
HEALTH CARE (22.8%)
  Amgen*                                                   39,492         2,533
  Cephalon*                                                27,090         1,378
  Eli Lilly                                                47,360         2,688
  Health Management Associates, Cl A                       51,648         1,173
  Hospira*                                                 43,605         1,461
  Johnson & Johnson                                        95,056         6,029
  Medtronic                                                74,677         3,709
  Pfizer                                                  197,131         5,301
  WellPoint*                                               20,115         2,313
                                                                    -----------
                                                                         26,585
                                                                    -----------
INDUSTRIALS (6.4%)
  Avery Dennison                                           21,945         1,316
  General Electric                                              1            --
  L-3 Communications Holdings                              21,610         1,583
  Rockwell Automation                                      55,230         2,737
  United Parcel Service, Cl B                              21,885         1,870
                                                                    -----------
                                                                          7,506
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------
INFORMATION TECHNOLOGY (26.7%)
  Affiliated Computer Services, Cl A*                      29,340   $     1,766
  Alliance Data Systems*                                   48,270         2,292
  Andrew*                                                  50,440           688
  Applied Materials*                                      113,415         1,939
  Cisco Systems*                                          170,632         3,293
  Citrix Systems*                                          64,690         1,587
  Dell*                                                    70,629         2,976
  Flextronics International*                               88,735         1,226
  Intel                                                   119,293         2,790
  Lexmark International, Cl A*                             12,640         1,075
  Microsoft                                               198,649         5,306
  Qualcomm                                                 36,429         1,545
  Texas Instruments                                        68,980         1,698
  Veritas Software*                                        57,525         1,642
  Xilinx                                                   43,861         1,301
                                                                    -----------
                                                                         31,124
                                                                    -----------
MATERIALS (1.0%)
  Sealed Air*                                              21,270         1,133
                                                                    -----------
TELECOMMUNICATION SERVICES (1.2%)
  Sprint*                                                  54,160         1,346
                                                                    -----------
Total Common Stock                                                      114,916
  (Cost $114,373)                                                   -----------

EXCHANGE TRADED FUND (1.6%)
  iShares S&P MidCap 400/BARRA Growth Index Fund*          13,440         1,815
                                                                    -----------
Total Exchange Traded Fund
  (Cost $1,765)                                                           1,815
                                                                    -----------

CASH EQUIVALENT (0.7%)
  PNC Bank Money Market Fund                              776,141           776
                                                                    -----------
Total Cash Equivalent
  (Cost $776)                                                               776
                                                                    -----------

Total Investments (100.9%)
  (Cost $116,914)                                                       117,507
                                                                    -----------

Total Other Assets and Liabilities, Net (-0.9%)                          (1,017)
                                                                    -----------

Net Assets (100.0%)                                                 $   116,490
                                                                    ===========

* Non-income producing security.
Cl -- Class
Amounts designated as "-" are either $0 or have been rounded to $0.

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $117,356 and the unrealized appreciation and depreciation were (000) $16,018 and $(15,867), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION PITCAIRN SMALL CAP FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (99.6%)

CONSUMER DISCRETIONARY (12.5%)
  Advance Auto Parts*                                      30,834   $     1,347
  Aeropostale*                                             91,759         2,700
  California Pizza Kitchen*                                83,391         1,918
  Callaway Golf                                            89,794         1,212
  Furniture Brands International                           27,964           701
  GameStop, Cl A*                                          73,599         1,646
  Modine Manufacturing                                     30,190         1,020
  Standard-Pacific                                         15,332           983
  Wolverine World Wide                                     36,867         1,158
                                                                    -----------
                                                                         12,685
                                                                    -----------
CONSUMER STAPLES (3.9%)
  Cott                                                     76,039         1,880
  Pantry*                                                  61,179         1,841
  Peet's Coffee & Tea*                                      9,601           254
                                                                    -----------
                                                                          3,975
                                                                    -----------
ENERGY (4.5%)
  Cimarex Energy*                                          44,963         1,704
  Spinnaker Exploration*                                   44,103         1,547
  W-H Energy Services*                                     58,401         1,306
                                                                    -----------
                                                                          4,557
                                                                    -----------
FINANCIALS (22.1%)
  Capital Automotive REIT                                  97,621         3,468
  Central Pacific Financial                                64,172         2,321
  Commercial Capital Bancorp                               87,630         2,031
  Flagstar Bancorp                                         38,760           876
  Flushing Financial                                      105,128         2,109
  IPC Holdings                                             32,636         1,420
  Metris (A)*                                             356,938         4,551
  R&G Financial, Cl B                                      46,205         1,797
  SL Green Realty                                          31,842         1,928
  Stancorp Financial Group                                 13,443         1,109
  Trico Bancshares                                         37,396           875
                                                                    -----------
                                                                         22,485
                                                                    -----------
HEALTH CARE (15.7%)
  Collagenex Pharmaceuticals*                             170,166         1,249
  Connetics*                                               45,700         1,110
  Diagnostic Products                                      27,602         1,519
  Enzon Pharmaceuticals*                                  117,979         1,619
  LabOne*                                                  77,687         2,489
  Matria Healthcare*                                       51,770         2,023
  Serologicals*                                            84,899         1,878
  Synovis Life Technologies*                              148,247         1,602
  Wilson Greatbatch Technologies*                         107,312         2,406
                                                                    -----------
                                                                         15,895
                                                                    -----------
INDUSTRIALS (10.5%)
  AMR*                                                     61,791           677
  Applied Films*                                           59,727         1,288
  Cubic                                                    38,095           959
  Genesee & Wyoming, Cl A*                                 32,349           910
  Laureate Education*                                      52,821         2,329
  Pacer International*                                     30,909           657
  PLATO Learning*                                         204,205         1,521
  Trex*                                                    34,610         1,815
  Werner Enterprises                                       21,405           484
                                                                    -----------
                                                                         10,640
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------

INFORMATION TECHNOLOGY (20.7%)
  Aeroflex*                                               250,813   $     3,040
  Anteon International*                                    31,318         1,311
  Belden CDT*                                             109,680         2,545
  CACI International, Cl A*                                10,498           715
  Corillian*                                              186,902           920
  Hyperion Solutions*                                      94,805         4,420
  j2 Global Communications*                                45,992         1,587
  Kronos*                                                  39,720         2,031
  Micrel*                                                  72,605           800
  Startek                                                  44,337         1,261
  Tech Data*                                               14,814           672
  Veeco Instruments*                                       81,728         1,722
                                                                    -----------
                                                                         21,024
                                                                    -----------
MATERIALS (5.7%)
  Crown Holdings*                                         168,156         2,310
  Ferro                                                    53,711         1,246
  RPM International                                       116,226         2,285
                                                                    -----------
                                                                          5,841
                                                                    -----------
TELECOMMUNICATION SERVICES (1.8%)
  Alamosa Holdings*                                        35,774           446
  US LEC, Cl A*                                           431,338         1,379
                                                                    -----------
                                                                          1,825
                                                                    -----------
UTILITIES (2.2%)
  Idacorp                                                  41,446         1,267
  New Jersey Resources                                     22,623           980
                                                                    -----------
                                                                          2,247
                                                                    -----------
Total Common Stock
  (Cost $76,086)                                                        101,174
                                                                    -----------

EXCHANGE TRADED FUND (0.2%)
  iShares Russell 2000 Growth Index Fund*                   3,463           233
                                                                    -----------
Total Exchange Traded Fund
  (Cost $215)                                                               233
                                                                    -----------

WARRANTS (0.0%)
  Imperial Credit Industries, Expires 01/31/08 (B)*        17,236            --
                                                                    -----------
Total Warrants
  (Cost $-)                                                                  --
                                                                    -----------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (2.8%)

  Boston Global Investment Trust--
  Quality Portfolio                                     2,828,000         2,828
                                                                    -----------
Total Short-Term Investment Held as Collateral
  for Loaned Securities
  (Cost $2,828)                                                           2,828
                                                                    -----------

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION PITCAIRN SMALL CAP FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
CASH EQUIVALENT (0.2%)
  PNC Bank Money Market Fund                              153,988   $       154
                                                                    -----------
Total Cash Equivalent
  (Cost $154)                                                               154
                                                                    -----------

Total Investments (102.8%)
  (Cost $79,283)                                                        104,389
                                                                    -----------

Total Other Assets and Liabilities, Net (-2.8%)                          (2,876)
                                                                    -----------

Net Assets (100.0%)                                                 $   101,513
                                                                    ===========


* Non-income producing security.
(A) The security or a portion of this security is on loan at December 31, 2004. The total value of securities on loan at December 31, 2004 was $2,575,500.
(B) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of December 31, 2004 was $172.
Cl -- Class
REIT -- Real Estate Investment Trust
Amounts designated as "-" are either $0 or have been rounded to $0.

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $79,283 and the unrealized appreciation and depreciation were (000) $27,848 and $(2,742), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION PITCAIRN FAMILY HERITAGE(R) FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (97.0%)

CONSUMER DISCRETIONARY (10.3%)
  Best Buy                                                 14,714   $       874
  Carnival                                                 33,489         1,930
  Comcast, Cl A*                                           41,980         1,397
  International Speedway, Cl A                             16,767           885
  Marriott International, Cl A                             10,328           651
  Nike, Cl B                                               22,058         2,000
  Viacom, Cl B                                             24,483           891
                                                                    -----------
                                                                          8,628
                                                                    -----------
CONSUMER STAPLES (9.2%)
  Estee Lauder, Cl A                                       19,415           889
  JM Smucker                                               29,197         1,374
  Lancaster Colony                                         20,814           892
  Wal-Mart Stores                                          51,335         2,712
  Wm. Wrigley Jr.                                          26,078         1,804
                                                                    -----------
                                                                          7,671
                                                                    -----------
ENERGY (5.6%)
  Apache                                                   30,948         1,565
  Chesapeake Energy                                        95,025         1,568
  Devon Energy                                             40,174         1,564
                                                                    -----------
                                                                          4,697
                                                                    -----------
FINANCIALS (23.9%)
  Berkshire Hathaway, Cl B*                                   725         2,129
  Capital One Financial                                    20,530         1,729
  Commerce Bancshares                                      34,998         1,757
  Commercial Capital Bancorp                               67,470         1,564
  Federated Investors, Cl B                                60,820         1,849
  Flagstar Bancorp                                         92,614         2,093
  MBNA                                                     99,715         2,811
  Philadelphia Consolidated Holding*                        9,614           636
  Progressive                                              10,163           862
  SL Green Realty                                          29,719         1,799
  TCF Financial                                            82,750         2,659
                                                                    -----------
                                                                         19,888
                                                                    -----------
HEALTH CARE (12.3%)
  Cephalon*                                                25,545         1,300
  Eli Lilly                                                51,536         2,925
  Hillenbrand Industries                                   11,095           616
  Medicis Pharmaceutical, Cl A                             47,698         1,675
  Stryker                                                  54,055         2,608
  Universal Health Services, Cl B                          25,918         1,153
                                                                    -----------
                                                                         10,277
                                                                    -----------
INDUSTRIALS (9.6%)
  Danaher                                                  20,270         1,164
  Fastenal                                                 21,239         1,307
  General Dynamics                                         13,795         1,443
  Illinois Tool Works                                      16,740         1,551
  Molex, Cl A                                              57,245         1,526
  Werner Enterprises                                       46,018         1,042
                                                                    -----------
                                                                          8,033
                                                                    -----------
INFORMATION TECHNOLOGY (18.8%)
  Dell*                                                    65,170         2,746
  Fiserv*                                                  33,300         1,338
  Marvell Technology Group*                                55,708         1,976
  Microsoft                                               162,906         4,351
  Paychex                                                  42,128         1,436
  Qualcomm                                                 41,359         1,754
  Vishay Intertechnology*                                  58,143           873
  Yahoo!*                                                  32,501         1,225
                                                                    -----------
                                                                         15,699
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------
MATERIALS (4.7%)
  E.I. du Pont de Nemours                                  49,710   $     2,438
  Worthington Industries                                   74,088         1,451
                                                                    -----------
                                                                          3,889
                                                                    -----------
TELECOMMUNICATION SERVICES (2.6%)
  Telephone & Data Systems                                 12,963           998
  Wireless Facilities*                                    124,374         1,174
                                                                    -----------
                                                                          2,172
                                                                    -----------
Total Common Stock
  (Cost $65,086)                                                         80,954
                                                                    -----------

EXCHANGE TRADED FUND (3.0%)
  iShares Dow Jones US Utilities Sector Index Fund*        36,324         2,495
                                                                    -----------
Total Exchange Traded Fund
  (Cost $2,145)                                                           2,495
                                                                    -----------

CASH EQUIVALENT (0.3%)
  PNC Bank Money Market Fund                              229,757           230
                                                                    -----------
Total Cash Equivalent
  (Cost $230)                                                               230
                                                                    -----------

Total Investments (100.3%)
  (Cost $67,461)                                                         83,679
                                                                    -----------

Total Other Assets and Liabilities, Net (-0.3%)                            (281)
                                                                    -----------

Net Assets (100.0%)                                                 $    83,398
                                                                    ===========

* Non-income producing security.
Cl -- Class

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $67,476 and the unrealized appreciation and depreciation were (000) $22,539 and $(6,336), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION PITCAIRN TAXABLE BOND FUND

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
CORPORATE BONDS (56.3%)

CONSUMER DISCRETIONARY (3.9%)
    Harman International
      7.320%, 07/01/07                                $     1,143   $     1,229
    May Department Stores
      7.450%, 09/15/11                                        550           627
                                                                    -----------
                                                                          1,856
                                                                    -----------
CONSUMER STAPLES (2.3%)
    H.J. Heinz
      6.000%, 03/15/08                                      1,045         1,114
                                                                    -----------
ENERGY (4.2%)
    BP Capital Markets
      2.625%, 03/15/07                                      1,000           986
    Burlington Resources Finance
      5.600%, 12/01/06                                      1,000         1,036
                                                                    -----------
                                                                          2,022
                                                                    -----------
FINANCIALS (25.9%)
    Bank of America
      5.375%, 06/15/14                                      1,000         1,043
    Block Financial
      8.500%, 04/15/07                                        235           259
    CIT Group
      7.750%, 04/02/12                                      1,000         1,184
    Colonial Realty
      8.050%, 07/15/06                                        400           425
    Ford Motor Credit
      7.375%, 10/28/09                                        904           975
      6.875%, 02/01/06                                      1,250         1,288
    General Motors Acceptance
      6.750%, 12/01/14                                      2,000         2,003
    Heller Financial
      7.375%, 11/01/09                                        500           569
    Household Finance
      4.750%, 05/15/09                                      1,000         1,025
    Kimco Realty, MTN, Ser B
      7.900%, 12/07/07                                        450           504
    Lehman Brothers Holdings
      7.000%, 02/01/08                                      1,316         1,438
    Merrill Lynch
      4.000%, 09/15/08                                        750           748
    St. Paul
      8.125%, 04/15/10                                        904         1,056
                                                                    -----------
                                                                         12,517
                                                                    -----------
HEALTH CARE (4.1%)
    Bristol-Myers Squibb
      4.750%, 10/01/06                                      1,000         1,023
    GlaxoSmithKline
      4.375%, 04/15/14                                      1,000           974
                                                                    -----------
                                                                          1,997
                                                                    -----------
INDUSTRIALS (10.4%)
    First Data
      3.900%, 10/01/09                                      1,500         1,494
    Honeywell International
      7.500%, 03/01/10                                      1,052         1,215
    Tyco International Group
      7.000%, 06/15/28                                      2,000         2,325
                                                                    -----------
                                                                          5,034
                                                                    -----------

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------

SOVERIGN BOND (1.1%)
    Aid-Israel
      5.500%, 04/26/24                                $       500   $       521
                                                                    -----------
TELECOMMUNICATION SERVICES (2.3%)
    Verizon Communications
      7.510%, 04/01/09                                      1,000         1,129
                                                                    -----------
UTILITIES (2.1%)
    Florida Power & Light
      6.875%, 12/01/05                                      1,000         1,034
                                                                    -----------
TOTAL CORPORATE BONDS
  (Cost $26,390)                                                         27,224
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (20.0%)
    FHLB, Ser TV06
      4.875%, 11/15/06                                      1,500         1,544
    FHLMC
      6.250%, 03/05/12                                      1,500         1,568
      5.200%, 03/05/19                                      1,000           989
      4.375%, 07/30/09                                      1,500         1,506
    FNMA
      8.200%, 03/10/16                                      1,000         1,290
      5.000%, 01/15/07                                        500           517
      4.010%, 10/21/09                                      1,000         1,000
    TVA, Ser B
      6.235%, 07/15/45                                      1,175         1,238
                                                                    -----------
Total U.S. Government Agency Obligations
  (Cost $9,259)                                                           9,652
                                                                    -----------

U.S. TREASURY OBLIGATIONS (15.0%)

U.S. TREASURY BONDS (15.0%)
      8.750%, 05/15/17                                      1,500         2,102
      8.125%, 08/15/19                                      1,500         2,047
      7.875%, 02/15/21                                        615           831
      7.625%, 11/15/22                                        913         1,220
      7.500%, 11/15/16                                        830         1,061
                                                                    -----------
                                                                          7,261
                                                                    -----------
Total U.S. Treasury Obligations
  (Cost $6,421)                                                           7,261
                                                                    -----------

ASSET-BACKED SECURITIES (4.5%)
    American Express Credit Account,
      Ser 2000-1, Cl A
      7.200%, 09/17/07                                        904           909
    Standard Credit Card Master Trust,
      Ser 1994-2, Cl A
      7.250%, 04/07/06                                      1,199         1,258
                                                                    -----------
Total Asset-Backed Securities
  (Cost $2,125)                                                           2,167
                                                                    -----------

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION PITCAIRN TAXABLE BOND FUND

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION (1.5%)
    FHLMC CMO/REMIC Ser 2430, Cl QB
      5.500%, 02/15/15                                $       693   $       704
                                                                    -----------
Total U.S. Government Mortgage-Backed Obligation
    (Cost $685)                                                             704
                                                                    -----------
MUNICIPAL BOND (1.0%)
    Sales Tax Asset Receivable RB, Ser B, FGIC
      4.760%, 10/15/15                                        500           496
                                                                    -----------
Total Municipal Bond
  (Cost $500)                                                               496
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------
CASH EQUIVALENT (0.5%)
  PNC Bank Money Market Fund                              243,995           244
                                                                    -----------
Total Cash Equivalent
  (Cost $244)                                                               244
                                                                    -----------

Total Investments (98.8%)
  (Cost $45,624)                                                         47,748
                                                                    -----------

Total Other Assets and Liabilities, Net (1.2%)                              581
                                                                    -----------

Net Assets (100.0%)                                                 $    48,329
                                                                    ===========

Cl -- Class
CMO -- Collateralized Mortgage Obligation
FGIC -- Financial Guaranty Insurance Corporation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
RB -- Revenue Bond
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TVA -- Tennessee Valley Authority

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $45,624 and the unrealized appreciation and depreciation were (000) $2,192 and $(68), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
MUNICIPAL BONDS (98.9%)

ALABAMA (0.9%)
    Bessemer RB, AMBAC, Callable
      02/01/10 @ 102
      5.600%, 02/01/30                                $     1,000   $     1,084
                                                                    -----------
CALIFORNIA (9.0%)
    California State GO, AMBAC, Callable
      04/01/14 @ 100
      5.000%, 04/01/31                                      3,000         3,086
    Community College Finance Authority
      RB, Mission Community College,
      MBIA Callable 05/01/07 @ 102
      5.500%, 05/01/17                                      1,000         1,085
    Health Facilities Finance Authority RB,
      St. Francis Memorial Hospital, Ser C,
      ETM
      5.875%, 11/01/23                                      2,000         2,442
    San Jose, Liberty Parks and Public
      Safety Projects GO Callable 9/1/12 @ 100
      5.000%, 09/01/17                                      1,000         1,080
    State Economic Recovery GO, Ser A,
      Callable 04/01/1 @ 100
      5.000%, 07/01/17                                      2,000         2,128
    Stockton Housing Facility RB,
      O'Connor Woods Project, Ser A,
      ETM, GNMA Callable 02/10/05 @ 101
      5.200%, 09/20/09                                        675           678
                                                                    -----------
                                                                         10,499
                                                                    -----------
COLORADO (0.9%)
    South Suburban Park & Recreation
      District GO, AMBAC,
      Callable 09/15/10 @ 100
      5.375%, 09/15/18                                      1,000         1,101
                                                                    -----------
CONNECTICUT (2.4%)
    Connecticut State GO, Ser B, MBIA
      5.000%, 12/01/10                                      2,500         2,766
                                                                    -----------
DELAWARE (0.9%)
    Delaware State, Economic
      Development Authority, Pollution
      Control RB, Delmarva Power,
      AMBAC, Callable 05/01/11 @ 100
      4.900%, 05/01/26                                      1,000         1,084
                                                                    -----------
DISTRICT OF COLUMBIA (1.2%)
    District of Columbia RB, Howard
      University Project, MBIA
      5.500%, 10/01/16                                      1,000         1,148
    Washington D.C., Convention Center
      Authority RB, Dedicated Tax
      Revenue, Senior Lien, AMBAC,
      Callable 10/01/08 @ 101
      5.250%, 10/01/09                                        200           223
                                                                    -----------
                                                                          1,371
                                                                    -----------

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
FLORIDA (1.3%)
    Tampa Water & Sewer Revenue RB,
      Pre-refunded 10/01/09 @ 101
      5.500%, 10/01/29                                $     1,300   $     1,474
                                                                    -----------
GEORGIA (2.1%)
    Henry County, Water & Sewer
      Authority RB, AMBAC
      6.150%, 02/01/20                                      2,000         2,475
                                                                    -----------
HAWAII (4.1%)
    Honolulu, City & County GO, Ser B,
      ETM
      8.000%, 10/01/10                                      1,680         2,122
    University of Hawaii RB, Ser A, FGIC,
      Callable 07/15/12 @ 100
      5.500%, 07/15/21                                      2,385         2,648
                                                                    -----------
                                                                          4,770
                                                                    -----------
ILLINOIS (9.9%)
    Chicago GO, FGIC, Callable 01/01/08
      @ 102
      5.500%, 01/01/21                                      1,500         1,635
    Chicago, O'Hare International Airport
      RB, 2nd Lien, Ser C, MBIA
      4.900%, 01/01/07                                      1,000         1,010
    Chicago, Park District GO, Aquarium &
      Museum Project, FGIC, Callable
      01/01/08 @ 100
      5.500%, 01/01/10                                      1,000         1,080
    Health Facilities Authority RB, Hospital
      Sisters Services Project, Ser A,
      MBIA, Callable 06/01/08 @ 101
      5.250%, 06/01/12                                      1,000         1,088
    Metropolitan Pier & Exposition
      Authority RB, Illinois Dedicated
      State Tax Revenue, AMBAC,
      Callable 06/01/07 @ 101
      5.125%, 06/01/13                                      1,200         1,282
    Metropolitan Pier & Exposition
      Authority RB, Illinois Dedicated
      State Tax Revenue, FGIC, ETM
      5.500%, 12/15/23                                        500           587
    Metropolitan Pier & Exposition
      Authority RB, Illinois Dedicated
      State Tax Revenue, Ser A,  FGIC
      5.500%, 12/15/23                                        500           580
    Regional Transportation Authority GO, FSA
      5.750%, 06/01/23                                      1,500         1,783
    Southern Illinois University RB,
      Medical Facilities System Project,
      MBIA, Callable 04/01/07 @ 102
      5.875%, 04/01/23                                      1,000         1,088
    Will County, Community School
      District GO, FSA (A)
      5.230%, 11/01/12                                      2,000         1,467
                                                                    -----------
                                                                         11,600
                                                                    -----------

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
INDIANA (2.0%)
    Indianapolis, Public Improvement
      Authority RB, Ser A, Callable
      01/01/10 @ 101
      6.000%, 01/01/25                                $     1,000   $     1,121
    Transportation Finance Authority RB,
      Ser A, MBIA
      6.800%, 12/01/16                                      1,000         1,226
                                                                    -----------
                                                                          2,347
                                                                    -----------
KENTUCKY (1.0%)
    State Property & Buildings Commission
      RB, Project Number 67, Pre-refunded
      09/01/10 @ 100
      5.625%, 09/01/13                                      1,050         1,200
                                                                    -----------
LOUISIANA (3.0%)
    New Orleans GO, FGIC
      5.500%, 12/01/17                                      1,000         1,161
    Public Facilities Authority RB,
      Franciscan Missionaries Project, Ser
      A, FSA
      5.500%, 07/01/11                                      2,115         2,383
                                                                    -----------
                                                                          3,544
                                                                    -----------
MASSACHUSETTS (2.9%)
    State Housing Finance Agency RB, Ser
      B, MBIA, Callable 06/01/08 @ 101
      5.300%, 12/01/17                                      1,000         1,033
    State Special Obligation RB,
      Consolidated Loan, Ser A, Callable
      06/01/08 @ 101
      5.000%, 06/01/15                                         70            74
    State Special Obligation RB,
      Consolidated Loan, Ser A, Pre-refunded
      06/01/08 @ 101
      5.000%, 06/01/15                                        930           999
    State Water Resources Authority RB,
      Ser D, MBIA, GOA
      6.000%, 08/01/14                                      1,060         1,264
                                                                    -----------
                                                                          3,370
                                                                    -----------
MICHIGAN (2.0%)
    State Building Authority RB, Facilities
      Program, Ser II, MBIA, Callable
      10/15/13 @ 100
      5.000%, 10/15/23                                      1,000         1,056
    State Hospital Finance Authority RB,
      Genesys Health System Project, Ser
      A, Pre-refunded 10/01/05 @ 102
      8.100%, 10/01/13                                      1,175         1,251
                                                                    -----------
                                                                          2,307
                                                                    -----------
MISSISSIPPI (0.9%)
    Developing Bank RB, Capital Project &
      Equipment Acquisition, Ser A2,
      AMBAC
      5.000%, 07/01/24                                      1,000         1,085
                                                                    -----------

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
NEVADA (4.1%)
    Clark County, Industrial Development
      Nevada Power RB, AMBAC,
      Callable 02/10/05 @ 100
      7.200%, 10/01/22                                $     2,000   $     2,009
    Las Vegas, New Convention & Visitors
      Center RB, AMBAC, Callable
      07/01/09 @ 101
      6.000%, 07/01/13                                      2,500         2,854
                                                                    -----------
                                                                          4,863
                                                                    -----------
NEW JERSEY (2.3%)
    State GO, Ser D
      6.000%, 02/15/11                                        150           174
    State, Educational Facilities Authority
      RB, Princeton University, Callable
      07/01/13 @ 100
      5.000%, 07/01/15                                      2,000         2,207
    State, Transportation System RB, Ser A
      5.625%, 06/15/14                                        250           287
                                                                    -----------
                                                                          2,668
                                                                    -----------
NEW MEXICO (1.5%)
    Santa Fe County RB, Correctional
      Facilities Project, FSA
      6.000%, 02/01/27                                      1,500         1,801
                                                                    -----------
NEW YORK (7.7%)
    Nassau County, Comb Sewer Districts
      GO, Ser F, MBIA
      5.300%, 07/01/06                                        250           261
    New York City, Municipal Assistance
      Authority RB, Ser G
      6.000%, 07/01/07                                      1,800         1,963
    New York City, Municipal Water &
      Sewer Authority RB, Ser A,
      Pre-refunded 06/15/05 @ 101
      6.000%, 06/15/25                                        190           195
    New York City, Transitional Finance
      Authority RB, Ser A, Callable
      11/01/11 @ 100 (B)
      5.500%, 11/01/26                                      2,000         2,247
    New York City, Transportation Authority
      RB, Livingston Plaza Project, ETM, FSA
      5.400%, 01/01/18                                      1,000         1,124
    New York State Thruway Authority
      RB, Highway and Bridge Project,
      Callable 04/01/12 @ 100
      5.500%, 04/01/15                                      2,000         2,217
    New York State, Mortgage Agency RB,
      Homeowner Mortgage, Ser 80,
      Callable 03/01/09 @ 101
      5.100%, 10/01/17                                      1,000         1,025
                                                                    -----------
                                                                          9,032
                                                                    -----------
NORTH CAROLINA (4.9%)
    Charlotte, Water & Sewer Authority
      RB, Callable 06/01/10 @101
      5.125%, 06/01/13                                      1,000         1,095

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
    North Carolina State, Eastern Municipal
      Power Authority RB, Ser B,
      AMBAC, Callable 01/01/06 @ 102
      5.125%, 01/01/12                                $     2,000   $     2,095
    North Carolina State, Eastern Municipal
      Power Authority RB, Ser B, MBIA,
      Callable 01/01/07 @ 102
      5.800%, 01/01/16                                      1,000         1,081
    University of North Carolina
      Wilmington, RB, AMBAC, Callable
      01/01/13 @ 100
      5.250%, 01/01/21                                      1,380         1,511
                                                                    -----------
                                                                          5,782
                                                                    -----------
OKLAHOMA (4.4%)
    Oklahoma City, Water Utilities
      Authority RB, Ser A, Callable
      07/01/09 @ 100
      5.000%, 07/01/24                                      3,000         3,078
    Oklahoma State, Health Systems
      Industries Authority RB, Integris
      Baptist Project, Ser D, AMBAC,
      Callable 08/15/06 @ 102
      5.000%, 08/15/14                                      2,000         2,095
                                                                    -----------
                                                                          5,173
                                                                    -----------
PENNSYLVANIA (13.5%)
    Allegheny County, Pittsburgh
      International Airport RB, Ser B, MBIA,
      Callable 01/01/08 @ 101
      5.000%, 01/01/17                                      2,000         2,083
    Derry Township, Industrial &
      Commercial Development RB, Arena
      Project, Ser A (LOC: PNC Bank)
      5.375%, 11/01/30                                      1,700         1,732
    Downingtown Area School District GO,
      FSA, Callable 04/01/11 @ 100
      5.250%, 04/01/14                                      1,500         1,667
    Pennsbury Penn School District GO,
      FSA, Callable 08/01/14 @ 100
      5.000%, 08/01/25                                      2,000         2,100
    Pennsylvania State, Higher Educational
      Facilities Authority RB, Saint
      Joseph's University, Callable
      05/01/06 @ 100 (LOC: Allied Irish
      Bank PLC)
      5.000%, 05/01/11                                      1,500         1,548
    Pennsylvania State, Third Series GO
      5.000%, 09/01/13                                      1,000         1,108
    Philadelphia, Authority for Industrial
      Development Lease Revenue RB, Ser
      B, FSA, Callable 10/01/11 @ 101
      5.500%, 10/01/12                                      1,500         1,707
    Philadelphia, Hospital & Higher
      Education Authority RB, Presbyterian
      Medical Center Project, ETM
      6.500%, 12/01/11                                      1,300         1,483
    Philadelphia, Water & Waste Water
      RB, FGIC
      10.000%, 06/15/05                                       700           724
    Philadelphia, Water & Waste Water
      RB, MBIA
      6.250%, 08/01/09                                        525           602
    State Public School Building Authority
      RB, Harrisburg Area Community
      College Project, AMBAC, Callable
      04/01/14 @ 100
      5.250%, 04/01/24                                      1,000         1,086
                                                                    -----------
                                                                         15,840
                                                                    -----------

                                                      Face Amount
                                                         (000)      Value (000)
                                                      -----------   -----------
RHODE ISLAND (1.1%)
    Rhode Island State, Depositors
      Economic Protection Authority RB,
      Special Obligation, Ser A, ETM
      6.375%, 08/01/22                                $     1,000   $     1,283
                                                                    -----------
SOUTH CAROLINA (3.4%)
    Darlington County, Water & Sewer
      Authority RB, AMBAC, Callable
      12/01/12 @ 101
      5.625%, 12/01/23                                      2,530         2,824
    Piedmont, Municipal Power Agency
      Authority RB, South Carolina
      Electric Project, MBIA, ETM
      6.250%, 01/01/09                                      1,000         1,142
                                                                    -----------
                                                                          3,966
                                                                    -----------
TEXAS (7.8%)
    Duncanville Independent School
      District, GO, PSF-GTD, Callable
      02/15/13 @ 100
      5.650%, 02/15/28                                      1,350         1,471
    Fort Worth Water & Sewer RB,
      Callable 02/15/12 @ 100
      5.625%, 02/15/15                                      1,000         1,122
    Fort Worth Water & Sewer RB,
      Callable 08/15/10 @ 100
      5.750%, 02/15/14                                      2,000         2,259
    Harris County, Healthcare Facilities
      Development Authority RB, Christus
      Health Project, Ser A, MBIA,
      Callable 07/01/09 @ 101
      5.375%, 07/01/24                                      1,850         1,950
    Houston, Water & Sewer Systems
      Authority RB, Junior Lien, Ser C,
      FGIC, Pre-refunded 12/01/07 @ 101
      5.375%, 12/01/27                                      1,140         1,248
    San Antonio GO
      5.000%, 08/01/07                                        985         1,047
    San Antonio GO, ETM
      5.000%, 08/01/07                                         15            16
                                                                    -----------
                                                                          9,113
                                                                    -----------
WASHINGTON (2.8%)
    Central Puget Sound, Regional
      Transportation Authority RB, Sales
      Tax & Motor Project, FGIC
      5.250%, 02/01/21                                      1,000         1,129
    Clark County, School District No. 177
      GO, AMBAC
      5.250%, 12/01/14                                      1,000         1,134
    Washington State GO, Ser A, FSA
      5.000%, 07/01/20                                      1,000         1,068
                                                                    -----------
                                                                          3,331
                                                                    -----------

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND

                                                      Face Amount      Value
                                                         (000)         (000)
                                                      -----------   -----------
WISCONSIN (0.9%)
    Milwaukee County GO, Ser A, MBIA,
      Pre-refunded 10/01/07 @ 100
      5.250%, 10/01/08                                $     1,000   $     1,078
                                                                    -----------
Total Municipal Bonds
  (Cost $107,794)                                                       116,007
                                                                    -----------

Total Investments (98.9%)
  (Cost $107,794)                                                       116,007
                                                                    -----------

Total Other Assets and Liabilities, Net (1.1%)                            1,236
                                                                    -----------

Net Assets (100.0%)                                                 $   117,243
                                                                    ===========

(A) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B) Delayed Interest (Step Bonds) -- The interest rate disclosed represents the effective yield at time of purchase.
AMBAC -- American Municipal Bond Assurance Corporation
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
GNMA -- General National Mortgage Association
GO -- General Obligation
GOA -- General Obligation of Authority
LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association
PSF-GTD -- Permanent School Fund - Guaranteed
RB -- Revenue Bond
Ser -- Series

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $107,672 and the unrealized appreciation and depreciation were (000) $8,370 and $(35), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION SANDS CAPITAL SELECT GROWTH FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (96.3%)

CONSUMER DISCRETIONARY (28.9%)
  Bed Bath & Beyond*                                       88,700   $     3,533
  eBay*                                                   112,500        13,082
  Harley-Davidson                                          45,300         2,752
  Kohl's*                                                  65,000         3,196
  Lowe's                                                   98,600         5,678
  Starbucks*                                              158,100         9,859
                                                                    -----------
                                                                         38,100
                                                                    -----------
CONSUMER STAPLES (4.1%)
  Wal-Mart Stores                                          46,200         2,440
  Walgreen                                                 75,200         2,886
                                                                    -----------
                                                                          5,326
                                                                    -----------
FINANCIALS (8.4%)
  Capital One Financial                                    90,400         7,613
  Moody's                                                  40,500         3,517
                                                                    -----------
                                                                         11,130
                                                                    -----------
HEALTH CARE (26.6%)
  Allergan                                                 51,300         4,159
  Amgen*                                                   61,400         3,939
  Genentech*                                              136,500         7,431
  Genzyme*                                                 69,000         4,007
  Medtronic                                                95,200         4,728
  Patterson*                                               50,700         2,200
  Stryker                                                  71,300         3,440
  Teva Pharmaceutical Industries                          174,100         5,199
                                                                    -----------
                                                                         35,103
                                                                    -----------
INDUSTRIALS (6.7%)
  Apollo Group, Cl A*                                     109,300         8,822
                                                                    -----------
INFORMATION TECHNOLOGY (21.6%)
  Cisco Systems*                                          249,500         4,815
  Dell*                                                   179,300         7,556
  Google, Cl A*                                            27,300         5,272
  Microsoft                                               134,500         3,592
  Qualcomm                                                129,800         5,503
  Red Hat*                                                132,100         1,764
                                                                    -----------
                                                                         28,502
                                                                    -----------
Total Common Stock
  (Cost $105,452)                                                       126,983
                                                                    -----------

CASH EQUIVALENT (4.1%)
  BlackRock TempCash Fund, Institutional Shares         5,447,208         5,447
                                                                    -----------
Total Cash Equivalent
  (Cost $5,447)                                                           5,447
                                                                    -----------

Total Investments (100.4%)
  (Cost $110,899)                                                       132,430
                                                                    -----------

Total Other Assets and Liabilities, Net (-0.4%)                            (474)
                                                                    -----------

Net Assets (100.0%)                                                 $   131,956
                                                                    ===========

* Non-income producing security.
Cl -- Class

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $111,605 and the unrealized appreciation and depreciation were (000) $26,730 and $(5,905), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION TIP SMALL CAP VALUE OPPORTUNITIES FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (92.2%)

CONSUMER DISCRETIONARY (6.4%)
  Carmike Cinemas*                                          5,780   $       211
  Childrens Place*                                          4,270           158
  Genesco*                                                  8,140           253
  Goodyear Tire & Rubber*                                  13,220           194
  Multimedia Games*                                        11,530           182
  Playboy Enterprises, Cl B*                                8,960           110
  Rare Hospitality International*                           7,710           246
  Rush Enterprises, Cl B*                                   7,850           136
                                                                    -----------
                                                                          1,490
                                                                    -----------
CONSUMER STAPLES (1.0%)
  Ralcorp Holdings*                                         5,570           234
                                                                    -----------
ENERGY (4.3%)
  Cal Dive International*                                   4,520           184
  Key Energy Services*                                     16,490           195
  Lone Star Technologies*                                   6,590           220
  Willbros Group*                                          17,170           396
                                                                    -----------
                                                                            995
                                                                    -----------
FINANCIALS (28.2%)
  Alexandria Real Estate Equities                           3,350           249
  Archipelago Holdings*                                    11,660           245
  BankAtlantic Bancorp, Cl A                               14,180           282
  BioMed Realty Trust*                                     15,800           351
  Capital Automotive REIT                                   9,140           325
  CBL & Associates Properties                               2,540           194
  Commercial Capital Bancorp                               10,450           242
  First Niagara Financial Group                            10,810           151
  First Republic Bank                                       5,330           283
  Gold Banc                                                16,730           245
  Hanmi Financial                                           4,630           166
  Heritage Commerce*                                       12,930           246
  Instinet Group*                                          33,650           203
  Kilroy Realty                                             3,780           162
  Knight Trading Group, Cl A*                              27,240           298
  Maguire Properties                                        8,060           221
  Mi Developments, Cl A                                     5,050           152
  Ohio Casualty*                                            7,300           169
  Pan Pacific Retail Properties                             3,240           203
  Platinum Underwriters Holdings                            7,110           221
  Prosperity Bancshares                                     7,240           211
  Provident Bancorp                                        15,380           203
  Provident Bankshares                                      6,260           228
  Reckson Associates Realty                                 7,970           262
  SL Green Realty                                           3,540           214
  South Financial Group                                     6,650           216
  Southwest Bancorp of Texas                                7,310           170
  Sterling Financial*                                       5,286           208
  Virginia Commerce Bancorp*                                6,750           191
                                                                    -----------
                                                                          6,511
                                                                    -----------
HEALTH CARE (8.6%)
  Analogic                                                  5,440           244
  Apria Healthcare Group*                                   6,830           225
  Bio-Rad Laboratories, Cl A*                               3,610           207
  Genesis HealthCare*                                       6,130           215
  Gentiva Health Services*                                 13,120           219
  Kindred Healthcare*                                       6,030           180
  Merit Medical Systems*                                    8,130           124
  Molina Healthcare*                                        2,400           111
  Par Pharmaceutical*                                       3,910           162
  West Pharmaceutical Services                             11,650           292
                                                                    -----------
                                                                          1,979
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------
INDUSTRIALS (21.6%)
  Adesa*                                                   11,630   $       247
  Applied Signal Technology                                 5,930           209
  Brink's                                                   8,745           346
  Continental Airlines, Cl B*                              22,790           308
  Creo*                                                    12,610           189
  Curtiss-Wright                                            1,910           110
  EnerSys*                                                 15,150           231
  General Maritime*                                         5,940           237
  Gentek*                                                   4,220           189
  Laidlaw International*                                   20,250           433
  McDermott International*                                 15,010           276
  Measurement Specialties*                                  6,440           164
  Metal Management*                                         5,800           156
  Nanometrics*                                              6,180           100
  OMI                                                      11,810           199
  Terex*                                                    3,470           165
  Timken                                                    7,830           204
  Titan*                                                   14,380           233
  US Xpress Enterprises, Cl A*                              8,380           245
  Washington Group International*                           6,910           285
  Waste Connections*                                        5,440           186
  Watts Water Technologies, Cl A                            8,920           287
                                                                    -----------
                                                                          4,999
                                                                    -----------
INFORMATION TECHNOLOGY (6.7%)
  Advanced Digital Information*                            10,430           104
  eFunds*                                                   9,930           238
  Extreme Networks*                                        14,590            96
  Inforte*                                                 29,650           234
  Intergraph*                                               6,035           162
  Lipman Electronic Engineering                             9,780           273
  NAM TAI Electronics                                      10,810           208
  SonicWALL*                                               36,970           234
                                                                    -----------
                                                                          1,549
                                                                    -----------
MATERIALS (6.9%)
  Aceto                                                    10,930           208
  Cleveland-Cliffs*                                         2,500           260
  FMC*                                                      5,720           276
  Foundation Coal Holdings*                                14,140           326
  Georgia Gulf                                              4,120           205
  Metals USA*                                              17,440           324
                                                                    -----------
                                                                          1,599
                                                                    -----------
TELECOMMUNICATION SERVICES (6.4%)
  Alamosa Holdings*                                        17,860           223
  Leap Wireless International*                              8,000           216
  SBA Communications, Cl A*                                34,920           324
  Spectrasite*                                              5,270           305
  US Unwired*                                              86,500           415
                                                                    -----------
                                                                          1,483
                                                                    -----------
UTILITIES (2.1%)
  AGL Resources                                             6,090           202

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION TIP SMALL CAP VALUE OPPORTUNITIES FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
  Southern Union*                                          11,323   $       272
                                                                    -----------
                                                                            474
                                                                    -----------
Total Common Stock
  (Cost $18,536)                                                         21,313
                                                                    -----------

CASH EQUIVALENTS (18.8%)
  BlackRock TempCash Fund, Institutional Shares         1,062,282         1,062
  BlackRock TempFund, Institutional Shares              1,062,282         1,062
  PNC Bank Money Market Fund                            2,218,463         2,219
                                                                    -----------
Total Cash Equivalents
  (Cost $4,343)                                                           4,343
                                                                    -----------

Total Investments (111.0%)
  (Cost $22,879)                                                         25,656
                                                                    -----------

Total Other Assets and Liabilities, Net (-11.0%)                         (2,549)
                                                                    -----------

Net Assets (100.0%)                                                 $    23,107
                                                                    ===========

* Non-income producing security.
Cl -- Class
REIT -- Real Estate Investment Trust

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $22,890 and the unrealized appreciation and depreciation were (000) $2,890 and $(124), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION TIP FINANCIAL SERVICES FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (99.0%)

FINANCIALS (87.4%)
  Allstate                                                  9,700   $       502
  American Express                                         13,200           744
  Aspen Insurance Holdings*                                 6,640           163
  Bank of America                                          13,910           654
  CapitalSource*                                           14,370           369
  Charles Schwab                                           34,020           407
  CIT Group                                                13,220           606
  Citigroup                                                16,940           816
  City National                                             4,770           337
  CoBiz                                                    11,860           241
  Community Bancorp*                                       19,740           604
  East-West Bancorp                                         9,160           384
  Fidelity Bankshares                                       6,020           257
  Fidelity National Financial                               8,600           393
  Fifth Third Bancorp                                       6,860           324
  GB&T Bancshares                                           9,650           233
  Golden West Financial                                     6,730           413
  Goldman Sachs Group                                       3,900           406
  Jackson Hewitt Tax Service*                              13,790           348
  Lehman Brothers Holdings                                  6,050           529
  MBNA                                                     18,130           511
  Merrill Lynch                                             9,290           555
  MGIC Investment                                           2,980           205
  Morgan Stanley                                           13,530           751
  Northern Trust                                           14,570           708
  Prudential Financial                                      6,650           366
  Silicon Valley Bancshares*                               14,720           660
  Sovereign Bancorp                                        23,410           528
  Sunstone Hotel Investors*                                17,480           363
  Texas Regional Bancshares, Cl A                           5,430           178
  UCBH Holdings                                             8,850           406
  Wells Fargo                                               5,105           317
  Zions Bancorporation                                      5,130           349
                                                                    -----------
                                                                         14,627
                                                                    -----------
INFORMATION TECHNOLOGY (11.6%)
  Certegy                                                   7,260           258
  Checkfree*                                                6,580           251
  First Data                                                8,890           378
  Global Payments                                           5,840           342
  Open Solutions*                                          12,370           321
  Paychex                                                  11,480           391
                                                                    -----------
                                                                          1,941
                                                                    -----------
Total Common Stock
  (Cost $13,269)                                                         16,568
                                                                    -----------

CASH EQUIVALENT (1.0%)
  BlackRock TempCash Fund, Institutional Shares           167,049           167
                                                                    -----------
Total Cash Equivalent
  (Cost $167)                                                               167
                                                                    -----------
Total Investments (100.0%)
  (Cost $13,436)                                                         16,735
                                                                    -----------

Total Other Assets and Liabilities, Net (0.0%)                               (3)
                                                                    -----------

Net Assets (100.0%)                                                 $    16,732
                                                                    ===========

* Non-income producing security.
Cl -- Class

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $13,436 and the unrealized appreciation and depreciation were (000) $3,352 and $(53), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION TIP HEALTHCARE & BIOTECHNOLOGY FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (96.7%)

HEALTH CARE (96.7%)
  Advanced Medical Optics*                                 15,960   $       657
  Amedisys*                                                14,150           458
  Bausch & Lomb                                            25,280         1,630
  Biogen Idec*                                             13,530           901
  Biosite*                                                  9,220           567
  C.R. Bard                                                14,780           946
  Caremark Rx*                                             40,950         1,615
  Community Health Systems*                                15,440           430
  Conor Medsystems*                                        13,990           194
  Cooper                                                   15,300         1,080
  CV Therapeutics*                                         21,100           485
  Cypress Bioscience*                                      15,120           213
  Dade Behring Holdings*                                    7,110           398
  DaVita*                                                  22,760           900
  Encysive Pharmaceuticals*                                46,300           460
  Fisher Scientific International*                         17,890         1,116
  Forest Laboratories*                                     11,040           495
  Genentech*                                                6,850           373
  Genesis HealthCare*                                      14,570           510
  Gilead Sciences*                                         46,280         1,619
  Guidant                                                  10,040           724
  Immucor*                                                 31,440           739
  Inamed*                                                   5,760           364
  Intuitive Surgical*                                      21,700           868
  Johnson & Johnson                                        25,540         1,620
  Kindred Healthcare*                                      16,360           490
  Manor Care                                                9,590           340
  Medimmune*                                               14,700           398
  MGI Pharma*                                              49,680         1,392
  Nektar Therapeutics*                                     48,670           985
  Neurocrine Biosciences*                                   6,430           317
  NitroMed*                                                15,170           404
  Pacificare Health Systems*                               16,430           929
  Patterson*                                               12,160           528
  Renal Care Group*                                        37,390         1,346
  Sepracor*                                                18,970         1,126
  SFBC International*                                       7,190           284
  Sierra Health Services*                                   5,450           300
  SuperGen*                                                36,130           255
  United Therapeutics*                                     24,390         1,101
  Varian*                                                  10,220           419
  Waters*                                                  16,590           776
  WellCare Health Plans*                                   30,000           975
  WellPoint*                                                7,090           815
  Wyeth                                                    31,710         1,351
  Zimmer Holdings*                                         13,490         1,081
                                                                    -----------
                                                                         34,974
                                                                    -----------
Total Common Stock
  (Cost $29,919)                                                         34,974
                                                                    -----------

CASH EQUIVALENT (4.2%)
  BlackRock TempCash Fund, Institutional Shares         1,528,338         1,528
                                                                    -----------
Total Cash Equivalent
  (Cost $1,528)                                                           1,528
                                                                    -----------
Total Investments (100.9%)
  (Cost $31,447)                                                         36,502
                                                                    -----------

Total Other Assets and Liabilities, Net (-0.9%)                            (341)
                                                                    -----------

Net Assets (100.0%)                                                 $    36,161
                                                                    ===========

* Non-income producing security.

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $31,556 and the unrealized appreciation and depreciation were (000) $5,064 and $(118), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION TIP CORE GROWTH FUND (formerly the Constellation TIP Tax Managed U.S. Equity Fund)

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (99.7%)

CONSUMER DISCRETIONARY (9.9%)
  Autoliv                                                     600   $        29
  Best Buy                                                    710            42
  Chico's FAS*                                                670            31
  Coach*                                                      690            39
  eBay*                                                       860           100
  International Game Technology                             1,380            47
  Marriott International, Cl A                                470            30
  MGM Mirage*                                                 480            35
  News Corp, Cl B*                                          3,390            65
  Omnicom Group                                               330            28
  Starbucks*                                                  860            54
  Williams-Sonoma*                                            570            20
  Yum! Brands                                                 900            42
                                                                    -----------
                                                                            562
                                                                    -----------
CONSUMER STAPLES (7.5%)
  Archer-Daniels-Midland                                    2,410            54
  Kraft Foods, Cl A                                         1,080            38
  PepsiCo                                                   2,660           139
  Procter & Gamble                                          2,050           113
  Sysco                                                     1,200            46
  Whole Foods Market                                          380            36
                                                                    -----------
                                                                            426
                                                                    -----------
ENERGY (8.1%)
  Apache                                                    1,224            62
  ConocoPhillips                                              610            53
  Kinder Morgan                                               940            69
  Noble*                                                    1,400            69
  Smith International*                                        630            34
  Southwestern Energy*                                      1,000            51
  Ultra Petroleum*                                            610            29
  Williams                                                  1,830            30
  XTO Energy                                                1,755            62
                                                                    -----------
                                                                            459
                                                                    -----------
FINANCIALS (17.6%)
  Allstate                                                  1,450            75
  American Express                                          2,170           122
  Ameritrade Holding*                                       2,810            40
  Bank of America                                           2,340           110
  Charles Schwab                                            9,910           118
  CIT Group                                                 1,290            59
  Goldman Sachs Group                                       1,130           118
  MGIC Investment                                             390            27
  Morgan Stanley                                            2,290           127
  Northern Trust                                            1,750            85
  T Rowe Price Group                                        1,830           114
                                                                    -----------
                                                                            995
                                                                    -----------
HEALTH CARE (12.9%)
  Aetna                                                       240            30
  Amgen*                                                      660            42
  Bausch & Lomb                                               400            26
  Biogen Idec*                                                990            66
  C.R. Bard                                                   360            23
  Caremark Rx*                                              1,290            51
  Fisher Scientific International*                            740            46
  Gilead Sciences*                                          2,050            72
  Johnson & Johnson                                         1,980           125
  Medco Health Solutions*                                   1,010            42
  St. Jude Medical*                                         1,760            74
  WellPoint*                                                  710            82
  Zimmer Holdings*                                            650            52
                                                                    -----------
                                                                            731
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------
INDUSTRIALS (11.3%)
  American Standard*                                        1,480   $        61
  Caterpillar                                                 640            62
  CH Robinson Worldwide                                       770            43
  Danaher                                                     860            49
  General Electric                                          5,300           193
  Monster Worldwide*                                          850            29
  Rockwell Automation                                         880            44
  Tyco International                                        2,090            75
  United Parcel Service, Cl B                                 990            85
                                                                    -----------
                                                                            641
                                                                    -----------
INFORMATION TECHNOLOGY (24.6%)
  Advanced Micro Devices*                                   1,960            43
  Alliance Data Systems*                                    1,310            62
  Apple Computer*                                             730            47
  Applied Materials*                                        4,430            76
  CDW                                                         640            42
  Checkfree*                                                1,220            46
  Cisco Systems*                                            6,090           118
  Cognizant Technology Solutions, Cl A*                       570            24
  Dell*                                                     2,420           102
  EMC*                                                      6,330            94
  Google, Cl A*                                               380            73
  Juniper Networks*                                         2,370            64
  Lam Research*                                             1,360            39
  Marvell Technology Group*                                 1,360            48
  Paychex                                                   3,340           114
  Research In Motion*                                         520            43
  Sanmina-SCI*                                              4,230            36
  Sun Microsystems*                                        10,760            58
  Texas Instruments                                         3,190            79
  VeriSign*                                                 1,600            54
  Xilinx                                                    1,680            50
  Yahoo!*                                                   2,190            83
                                                                    -----------
                                                                          1,395
                                                                    -----------
MATERIALS (3.4%)
  Cia Vale do Rio Doce ADR*                                 1,420            41
  Lyondell Chemical                                         1,150            33
  Monsanto                                                  1,160            65
  Peabody Energy                                              620            50
                                                                    -----------
                                                                            189
                                                                    -----------
TELECOMMUNICATION SERVICES (2.3%)
  America Movil ADR, Ser L*                                 1,590            83
  Western Wireless, Cl A*                                   1,580            47
                                                                    -----------
                                                                            130
                                                                    -----------
UTILITIES (2.1%)
  AES*                                                      3,230            44
  Questar                                                   1,470            75
                                                                    -----------
                                                                            119
                                                                    -----------
Total Common Stock
  (Cost $4,685)                                                           5,647
                                                                    -----------

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION TIP CORE GROWTH FUND (formerly the Constellation TIP Tax Managed U.S. Equity Fund)

                                                        Shares      Value (000)
                                                      -----------   -----------
CASH EQUIVALENT (0.4%)
  BlackRock TempCash Fund, Institutional Shares            24,409   $        24
                                                                    -----------
Total Cash Equivalent
  (Cost $24)                                                                 24
                                                                    -----------

Total Investments (100.1%)
  (Cost $4,709)                                                           5,671
                                                                    -----------

Total Other Assets and Liabilities, Net (-0.1%)                              (8)
                                                                    -----------

Net Assets (100.0%)                                                 $     5,663
                                                                    ===========

* Non-income producing security.
ADR -- American Depositary Receipt
Cl -- Class
Ser -- Series

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $4,726 and the unrealized appreciation and depreciation were (000) $975 and $(30), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION INTERNATIONAL EQUITY FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
COMMON STOCK (95.9%)

AUSTRALIA (0.8%)
  Amcor                                                    33,042   $       190
  National Australia Bank                                  16,450           370
  Rio Tinto                                                13,200           404
                                                                    -----------
                                                                            964
                                                                    -----------
BELGIUM (0.3%)
  Fortis*                                                  13,800           381
                                                                    -----------
BERMUDA (0.3%)
  Axis Capital Holdings                                    13,100           358
                                                                    -----------
BRAZIL (1.3%)
  Banco Bradesco ADR*                                      17,100           428
  Brasil Telecom Participacoes ADR*                         5,900           225
  Petroleo Brasileiro ADR*                                 17,541           698
  Telecomunicacoes Brasileiras ADR*                         7,040           227
                                                                    -----------
                                                                          1,578
                                                                    -----------
CANADA (1.6%)
  Barrick Gold                                             15,700           380
  Canadian Pacific Railway                                 10,040           343
  Quebecor World                                           24,100           518
  Royal Bank of Canada                                      4,470           239
  Sobeys                                                   13,320           383
                                                                    -----------
                                                                          1,863
                                                                    -----------
CHINA (0.6%)
  China Telecom, Cl H                                     314,900           115
  Huadian Power International, Cl H                       549,400           163
  People's Food Holdings                                  415,000           382
                                                                    -----------
                                                                            660
                                                                    -----------
CROATIA (0.0%)
  Pliva DD GDR*                                             3,100            39
                                                                    -----------
DENMARK (0.1%)
  Danske Bank                                               3,860           118
                                                                    -----------
FINLAND (1.2%)
  M-real, Cl B*                                            37,000           236
  Metso*                                                   23,300           368
  Nokia*                                                      600            10
  Nokia ADR*                                               10,900           171
  UPM-Kymmene*                                             29,901           663
                                                                    -----------
                                                                          1,448
                                                                    -----------
FRANCE (8.9%)
  Accor                                                     7,733           338
  AXA                                                      23,200           572
  BNP Paribas                                               4,200           303
  Carrefour*                                               16,223           771
  Club Mediterranee*                                        4,100           193
  France Telecom*                                          43,108         1,424
  Lafarge*                                                  2,100           202
  Lagardere S.C.A.*                                         5,148           371
  Pernod-Ricard                                             1,792           274
  Pinault-Printemps-Redoute*                                5,372           536
  Sanofi-Aventis*                                          21,980         1,752
  Schneider Electric                                        4,704           326
  Technip*                                                  4,100           756
  Thomson                                                   7,573           200
  Total                                                     6,671         1,453
  Valeo                                                     9,100           380
  Veolia Environnement                                     15,563           562
                                                                    -----------
                                                                         10,413
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------
GERMANY (5.6%)
  Adidas-Salomon                                            3,019   $       486
  Altana*                                                  11,000           694
  Bayer                                                    18,916           640
  Bayerische Hypo-und Vereinsbank*                         24,400           552
  Deutsche Bank*                                            3,228           286
  Deutsche Boerse*                                         13,420           806
  Deutsche Lufthansa*                                      14,270           204
  Deutsche Post*                                           21,130           484
  Deutsche Postbank*                                        3,860           170
  E.ON*                                                     3,310           301
  Fresenius Medical Care*                                   9,400           754
  Heidelberger Druckmaschinen*                              4,300           146
  KarstadtQuelle*                                          12,600           130
  Medion*                                                   3,710            78
  Rhoen Klinikum*                                           4,000           246
  Siemens*                                                  2,500           211
  Volkswagen*                                               7,288           329
                                                                    -----------
                                                                          6,517
                                                                    -----------
GUERNSEY (0.9%)
  Amdocs*                                                  40,400         1,061
                                                                    -----------
HONG KONG (2.9%)
  Bank of East Asia                                        55,838           173
  Cafe de Coral Holdings                                  182,000           211
  China Mobile Hong Kong                                   75,092           254
  Citic Pacific                                            21,100            60
  Denway Motors                                           944,000           337
  Glorious Sun Enterprises                                768,000           282
  Hung Hing Printing Group                                324,000           242
  Sun Hung Kai Properties                                  89,000           890
  Swire Pacific, Cl A                                      68,000           569
  Yue Yuen Industrial Holdings                            130,000           358
                                                                    -----------
                                                                          3,376
                                                                    -----------
HUNGARY (0.2%)
  Matav Magyar Tavkozlesi Rt*                              26,400           127
  Matav Magyar Tavkozlesi Rt ADR*                           3,200            78
                                                                    -----------
                                                                            205
                                                                    -----------
INDIA (0.5%)
  Hindalco Industries GDR*                                  5,400           178
  Mahanagar Telephone Nigam ADR*                           19,700           157
  Reliance Industries GDR*                                  9,200           236
                                                                    -----------
                                                                            571
                                                                    -----------
INDONESIA (0.2%)
  Gudang Garam Tbk PT*                                    137,900           202
                                                                    -----------
IRELAND (1.1%)
  Bank of Ireland                                          33,750           557
  Ryanair Holdings ADR*                                    16,700           680
                                                                    -----------
                                                                          1,237
                                                                    -----------
ITALY (4.5%)
  Banca Intesa*                                           163,025           782

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION INTERNATIONAL EQUITY FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
  Banche Popolari Unite                                     7,090   $       144
  Benetton Group*                                          13,486           178
  Enel                                                     38,833           381
  ENI                                                      60,638         1,514
  Finmeccanica*                                           305,780           276
  Mediaset*                                                55,991           708
  Sanpaolo IMI                                              5,900            85
  Telecom Italia*                                         238,240           772
  UniCredito Italiano*                                     77,900           447
                                                                    -----------
                                                                          5,287
                                                                    -----------
JAPAN (20.3%)
  77 Bank                                                  40,100           285
  Alps Electric(A)                                         12,000           180
  Bridgestone(A)                                           30,000           602
  Canon(A)                                                 11,500           626
  Coca-Cola West Japan(A)                                  13,800           357
  Credit Saison                                            10,500           385
  Daiwa Securities Group(A)                                41,000           299
  Denso                                                    22,900           619
  Dentsu(A)                                                    73           198
  Fuji Heavy Industries(A)                                 36,200           178
  Fuji Machine Manufacturing(A)                             1,600            16
  Fuji Photo Film(A)                                       18,200           670
  Fujirebio(A)                                             50,000           716
  Funai Electric(A)                                         1,550           194
  Honda Motor(A)                                            7,127           372
  JSR(A)                                                    9,000           199
  Kao(A)                                                    9,500           245
  KDDI(A)                                                      48           261
  Kuraray(A)                                               20,300           184
  Lawson(A)                                                 5,800           216
  Mabuchi Motor                                             3,900           284
  Matsumotokiyoshi                                          7,700           221
  Matsushita Electric Industrial                           24,000           384
  Millea Holdings                                              78         1,167
  Minebea                                                  55,000           242
  Mitsubishi Estate                                        61,000           720
  Mitsubishi Tokyo Financial Group(A)                          49           502
  Murata Manufacturing                                      4,000           226
  Nippon Express                                           81,000           403
  Nippon Shinpan*                                         155,000           676
  Nippon Telegraph & Telephone                                 51           231
  Nipponkoa Insurance                                     165,000         1,132
  Nissan Motor                                             58,800           645
  Nomura Holdings                                          19,000           279
  Olympus                                                   8,200           176
  ORIX                                                      4,448           609
  Rinnai                                                   10,900           295
  Rohm                                                      3,300           344
  Secom                                                    12,000           484
  Sekisui House                                            22,000           259
  Sharp                                                    23,000           379
  Shin-Etsu Chemical                                        8,878           367
  Shiseido                                                 12,600           184
  Skylark                                                  14,700           255
  Sohgo Security Services                                   8,200           121
  Sony                                                     21,400           834
  Sumitomo Bakelite                                        32,100           204
  Sumitomo Chemical                                        41,500           205
  Sumitomo Mitsui Financial Group                              44           323
  T&D Holdings*                                             9,850           475
  Takeda Pharmaceutical                                     7,000           356
  Takefuji                                                  4,430           302
  TDK                                                      14,900         1,113
  Tokyo Electron                                            6,000           373
  Toyoda Gosei                                              1,200            25
  Toyota Motor                                              4,600           189
  Yamada Denki                                             18,200           786
  Yamaguchi Bank                                           40,000           441
  Yamaha Motor                                             19,200           291
  Yamanouchi Pharmaceutical                                10,600           416
                                                                    -----------
                                                                         23,720
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------

MALAYSIA (0.2%)
  Malayan Banking                                          27,000   $        84
  Sime Darby                                              118,700           187
                                                                    -----------
                                                                            271
                                                                    -----------
MEXICO (1.9%)
  Cemex ADR*                                               21,834           795
  Coca-Cola Femsa ADR*                                     16,590           394
  Grupo Televisa ADR*                                       3,493           212
  Telefonos de Mexico ADR*                                 17,900           686
  Wal-Mart de Mexico, Ser V*                               42,686           147
                                                                    -----------
                                                                          2,234
                                                                    -----------
NETHERLANDS (5.1%)
  ABN AMRO Holding*                                         7,714           204
  Aegon*                                                   21,779           296
  Akzo Nobel*                                              24,500         1,042
  DSM*                                                     10,460           675
  Fortis Bank Nederland Holdings*                           3,125            --
  Heineken*                                                17,758           591
  Heineken Holding, Cl A*                                   2,015            61
  ING Groep*                                               15,282           461
  Koninklijke Ahold*                                       66,200           512
  Koninklijke Philips Electronics*                         32,780           867
  Koninklijke Philips Electronics, NY Shares*               6,560           174
  Royal Dutch Petroleum*                                    4,920           282
  VNU*                                                     19,564           576
  Wolters Kluwer*                                          13,573           272
                                                                    -----------
                                                                          6,013
                                                                    -----------
NEW ZEALAND (0.0%)
  Carter Holt Harvey                                       30,900            46
                                                                    -----------
PORTUGAL (0.9%)
  Banco Comercial Portugues, Cl R*                        105,579           270
  Energias de Portugal*                                    35,300           107
  Portugal Telecom SGPS*                                   52,411           647
                                                                    -----------
                                                                          1,024
                                                                    -----------
SINGAPORE (1.1%)
  DBS Group Holdings*                                      69,200           683
  Flextronics International*                               21,200           293
  Singapore Technologies Engineering                       66,000            94
  United Overseas Bank                                     26,000           220
                                                                    -----------
                                                                          1,290
                                                                    -----------
SOUTH AFRICA (0.5%)
  Nampak                                                   89,300           248
  Nedcor                                                   17,272           238
  Sappi                                                     9,200           135
                                                                    -----------
                                                                            621
                                                                    -----------

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION INTERNATIONAL EQUITY FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
SOUTH KOREA (3.8%)
  Hyundai Motor                                             7,180   $       385
  Kookmin Bank ADR*                                        42,561         1,663
  Korea Electric Power                                      8,100           210
  Korea Electric Power ADR*                                 3,100            41
  KT ADR*                                                  12,200           266
  POSCO ADR*                                                2,410           107
  Samsung Electronics                                       1,636           712
  Shinsegae                                                   780           215
  SK Telecom ADR*                                          36,770           818
                                                                    -----------
                                                                          4,417
                                                                    -----------
SPAIN (3.6%)
  Acerinox                                                 11,142           178
  Banco Sabadell*                                          11,400           266
  Endesa*                                                  18,900           443
  Iberdrola*                                               22,926           581
  Repsol YPF*                                              56,373         1,464
  Telefonica*                                              70,440         1,324
                                                                    -----------
                                                                          4,256
                                                                    -----------
SWEDEN (1.4%)
  Autoliv*                                                  4,590           219
  Electrolux, Ser B                                        33,390           763
  Trelleborg, Cl B                                         12,400           211
  Volvo, Cl B                                               9,753           387
                                                                    -----------
                                                                          1,580
                                                                    -----------
SWITZERLAND (5.5%)
  Clariant*                                                12,850           207
  Compagnie Financiere Richemont, Cl A*                    12,003           399
  Credit Suisse Group*                                      9,900           415
  Forbo Holding, Cl R*                                        700           152
  Julius Baer Holding, Cl B*                                  680           204
  Lonza Group                                              14,910           838
  Nestle                                                    8,654         2,260
  Novartis*                                                10,710           539
  Roche Holding*                                            4,700           540
  Swiss Reinsurance*                                        4,800           342
  UBS*                                                      4,340           363
  Zurich Financial Services*                                1,360           226
                                                                    -----------
                                                                          6,485
                                                                    -----------
TAIWAN (1.7%)
  AU Optronics ADR*                                        27,650           396
  Chunghwa Telecom ADR*                                    20,800           438
  Compal Electronics GDR*                                  51,900           258
  Taiwan Semiconductor Manufacturing ADR*                  66,905           568
  United Microelectronics ADR*                             77,847           275
                                                                    -----------
                                                                          1,935
                                                                    -----------
THAILAND (0.5%)
  Bangkok Bank*                                            80,800           216
  Kasikornbank, Foreign Shares*                           142,800           206
  PTT*                                                     42,800           191
                                                                    -----------
                                                                            613
                                                                    -----------

                                                        Shares      Value (000)
                                                      -----------   -----------

UNITED KINGDOM (17.9%)
  Aegis Group                                             291,600   $       604
  Anglo American                                           36,126           854
  AstraZeneca                                              16,797           609
  BAA                                                      15,540           174
  BAE Systems                                              43,200           191
  Barclays                                                 19,444           219
  BOC Group                                                10,600           202
  Boots Group                                              21,639           272
  BP                                                      103,305         1,006
  BT Group                                                101,400           395
  Bunzl                                                    34,005           283
  Capita Group                                             38,148           268
  Centrica                                                 38,610           175
  Compass Group                                            80,912           382
  Diageo                                                  115,748         1,649
  easyJet*                                                 40,300           145
  GKN                                                      85,780           389
  GlaxoSmithKline                                          52,517         1,231
  HBOS                                                     23,500           382
  Imperial Tobacco Group                                   27,056           740
  International Power*                                    381,110         1,129
  Invensys*                                             1,016,800           302
  J. Sainsbury*                                            47,748           248
  Kingfisher                                              102,570           609
  Lloyds TSB Group                                         72,803           660
  Marks & Spencer Group                                    24,200           159
  Michael Page International                               96,200           345
  Next                                                     18,502           585
  Old Mutual                                               48,300           123
  Pearson                                                  87,747         1,058
  Reed Elsevier                                            36,300           334
  Rexam                                                    43,082           380
  Rio Tinto                                                14,570           428
  Rolls-Royce Group*                                       73,279           347
  Rolls-Royce Group, Cl B*                              2,442,717             5
  Royal Bank of Scotland Group                             32,612         1,096
  SABMiller                                                32,834           544
  Scottish Power                                            3,000            23
  Shell Transport & Trading                                60,391           514
  Shire Pharmaceuticals*                                   38,300           402
  Smith & Nephew                                           52,683           539
  Unilever*                                                33,300           327
  Vodafone Group                                           55,060           149
  WPP Group                                                39,100           430
                                                                    -----------
                                                                         20,906
                                                                    -----------
UNITED STATES (0.5%)
  Royal Caribbean Cruises*                                 10,600           583
                                                                    -----------
Total Common Stock                                                      112,272
  (Cost $87,719)                                                    -----------

PREFERRED STOCK (0.3%)

GERMANY (0.3%)
  Rhoen Klinikum*                                           4,400           269
                                                                    -----------
Total Preferred Stock
  (Cost $210)                                                               269
                                                                    -----------

Total Investments (96.2%)
  (Cost $87,929)                                                        112,541
                                                                    -----------

Total Other Assets and Liabilities, Net (3.8%)                            4,503
                                                                    -----------

Net Assets (100.0%)                                                 $   117,044
                                                                    -----------

* Non-income producing security.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION INTERNATIONAL EQUITY FUND

(A) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of December 31, 2004 was $6,015,185.
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipts
Ser -- Series
Amounts designated as "-" are either $0 or have been rounded to $0.

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $87,929 and the unrealized appreciation and depreciation were (000) $25,408 and $(796), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

SCHEDULE OF INVESTMENTS
CONSTELLATION FUNDS      December 31, 2004 (Unaudited)

CONSTELLATION STRATEGIC VALUE AND HIGH INCOME FUND

                                                        Shares      Value (000)
                                                      -----------   -----------
EQUITY FUNDS (61.4%)
  Constellation HLAM Large Cap
  Value Fund, Class II Shares                              18,208   $       195
  Constellation TIP Small Cap
  Value Opportunities Fund, Class
  II Shares*                                               24,291           406
                                                                    -----------
Total Equity Funds
  (Cost $507)                                                               601
                                                                    -----------

FIXED INCOME FUND (38.8%)
  Constellation Chartwell High
  Yield Fund, Class I Shares                               72,885           380
                                                                    -----------
Total Fixed Income Fund
  (Cost $362)                                                               380
                                                                    -----------

Total Investments (100.2%)
  (Cost $869)                                                               981
                                                                    -----------

Total Other Assets and Liabilities, Net (-0.2%)                              (2)
                                                                    -----------

Net Assets (100.0%)                                                 $       979
                                                                    ===========

* Non-income producing security.

At December 31, 2004, the tax basis cost of the Fund's investments was (000) $869 and the unrealized appreciation and depreciation were (000) $115 and $(3), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Constellation Funds


By (Signature and Title)*               ----------------------------------------
                                        John H. Grady, Jr., President & CEO

Date February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               ----------------------------------------
                                        John H. Grady, Jr., President & CEO

Date February 28, 2005


By (Signature and Title)*               ----------------------------------------
                                        Eric Kleinschmidt, Controller & CFO

Date February 28, 2005
* Print the name and title of each signing officer under his or her signature.

CERTIFICATION
PURSUANT TO SECTION 302
OF THE SARBANES-OXLEY ACT OF 2002

I, John H. Grady, Jr., certify that:

1. I have reviewed this report on Form N-Q of the Constellation Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) Designed such internal controls over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 28, 2005

                                        ----------------------------------------
                                        John H. Grady, Jr.
                                        President & CEO

CERTIFICATION
PURSUANT TO SECTION 302
OF THE SARBANES-OXLEY ACT OF 2002

I, Eric Kleinschmidt, certify that:

1. I have reviewed this report on Form N-Q of the Constellation Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) Designed such internal controls over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 28, 2005

                                        ----------------------------------------
                                        Eric Kleinschmidt
                                        Controller & CFO